FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Corporate Bonds—23.2%
Actuant Corp., 5.6%, 6/15/2022		Miscellaneous Manufacturing	$387	$391	$391
AK Steel Corp., 7.5%, 7/15/2023		Iron/Steel	475	493	489
Aleris International, Inc., 10.8%, 7/15/2023	(d)	Mining	390	409	410
Alliance Data Systems Corp., 5.4%, 8/1/2022	(d)	Diversified Financial Services	115	115	117
Altice Luxembourg SA, 7.6%, 2/15/2025	(d)	Media Entertainment	200	174	176
Altice Luxembourg SA, 7.8%, 5/15/2022	(d)	Media Entertainment	200	181	200
American Midstream Partners LP / American Midstream Finance Corp., 9.5%, 12/15/2021	(d)	Pipelines	300	273	276
Ashtead Capital, Inc., 4.4%, 8/15/2027	(d)	Commercial Services	200	194	194
Beacon Roofing Supply, Inc., 6.4%, 10/1/2023	(e)	Distribution/Wholesale	423	434	440
Bombardier, Inc., 8.8%, 12/1/2021	(d)	Aerospace/Defense	350	388	388
Brookfield Residential Properties, Inc., 6.5%, 12/15/2020	(d)	Home Builders	192	193	193
Cablevision Systems Corp., 5.9%, 9/15/2022		Media Entertainment	475	477	497
Cardtronics, Inc. / Cardtronics USA, Inc., 5.5%, 5/1/2025	(d)	Commercial Services	453	445	445
Carlson Travel, Inc., 6.8%, 12/15/2023	(d)	Leisure Time	500	496	501
Century Communities, Inc., 6.9%, 5/15/2022		Home Builders	448	455	457
CenturyLink, Inc., 6.5%, 6/15/2021		Telecommunications	75	77	78
CITGO Petroleum Corp., 6.3%, 8/15/2022	(d)	Oil & Gas	130	130	130
Clear Channel International B.V., 8.8%, 12/15/2020	(d)	Advertising	200	205	205
Clear Channel Worldwide Holdings, Inc., 9.3%, 2/15/2024	(d)	Media Entertainment	88	88	93
Cloud Crane LLC, 10.1%, 8/1/2024	(d)	Machinery-Diversified	400	424	430
CommScope Finance LLC, 6.0%, 3/1/2026	(d)	Telecommunications	124	124	128
CommScope Finance LLC, 5.5%, 3/1/2024	(d)	Telecommunications	125	125	128
Constellation Merger Sub, Inc., 8.5%, 9/15/2025	(d)	Leisure Time	100	96	91
CoreCivic, Inc., 5.0%, 10/15/2022		Real Estate Investment Trusts	188	186	187
Covanta Holding Corp., 5.9%, 7/1/2025		Environmental Control	300	293	305
CyrusOne LP / CyrusOne Finance Corp., 5.4%, 3/15/2027		Real Estate Investment Trusts	450	451	467
Deck Chassis Acquisition, Inc., 10.0%, 6/15/2023	(d)	Auto Manufacturers	279	295	296
Diamond Resorts International, Inc., 7.8%, 9/1/2023	(d)	Lodging	408	421	409
DynCorp International, Inc., 11.9%, 11/30/2020		IT Services	832	857	849
Five Point Operating Co. LP / Five Point Capital Corp., 7.9%, 11/15/2025	(d)	Real Estate	300	306	288
Genesis Energy LP / Genesis Energy Finance Corp., 6.8%, 8/1/2022		Pipelines	275	281	282
Genesis Energy LP / Genesis Energy Finance Corp., 5.6%, 6/15/2024		Pipelines	223	215	214
GEO Group, Inc., 5.9%, 1/15/2022		Real Estate Investment Trusts	533	537	517
GEO Group, Inc., 6.0%, 4/15/2026		Real Estate Investment Trusts	375	368	316
GFL Environmental, Inc., 5.6%, 5/1/2022	(d)	Environmental Control	595	575	578
HCA, Inc., 5.4%, 2/1/2025		Healthcare-Services	688	711	730
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.3%, 2/1/2022		Financial Services	359	364	370
Ingram Micro, Inc., 5.5%, 12/15/2024		Electronics	475	465	470
Inmarsat Finance Plc, 6.5%, 10/1/2024	(d)	Telecommunications	200	210	210
Intelsat Jackson Holdings S.A., 8.0%, 2/15/2024	(d)	Telecommunications	38	40	40
Iron Mountain, Inc., 5.8%, 8/15/2024		Real Estate Investment Trusts	265	258	268
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 6.8%, 11/15/2021	(d)	Lodging	313	321	323

See notes to unaudited consolidated schedule of investments.

1

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.4%, 8/1/2023	(d)	Commercial Services	$200	$197	$204
KB Home, 6.9%, 6/15/2027		Home Builders	130	132	134
KGA Escrow LLC, 7.5%, 8/15/2023	(d)	Retail	300	311	305
Lamar Media Corp., 5.8%, 2/1/2026		Advertising	594	602	623
Level 3 Financing, Inc., 6.1%, 1/15/2021		Telecommunications	50	50	50
Level 3 Parent LLC, 5.8%, 12/1/2022		Telecommunications	913	920	923
M/I Homes, Inc., 5.6%, 8/1/2025		Home Builders	400	392	385
M/I Homes, Inc., 6.8%, 1/15/2021		Home Builders	84	86	85
Manitowoc Co., Inc., 9.0%, 4/1/2026	(d)	Machinery-Diversified	196	197	199
MPT Operating Partnership LP / MPT Finance Corp., 5.0%, 10/15/2027		Real Estate Investment Trusts	563	535	573
Murphy Oil Corp., 7.1%, 5/1/2029		Oil & Gas	78	87	86
Navistar International Corp., 6.6%, 11/1/2025	(d)	Auto Manufacturers	206	212	210
New Enterprise Stone & Lime Co., Inc., 6.3%, 3/15/2026	(d)	Engineering & Construction	213	207	208
Pactiv LLC , 8.0%, 12/15/2025		Packaging & Containers	322	352	326
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 6.3%, 5/15/2026	(d)	Auto Parts & Equipment	87	87	89
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.5%, 5/15/2027	(d)	Auto Parts & Equipment	87	87	88
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.3%, 4/15/2024	(d)	Commercial Services	156	156	156
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.8%, 4/15/2026	(d)	Commercial Services	65	65	65
Pyxus International, Inc., 8.5%, 4/15/2021	(d)	Agriculture	250	250	256
Rockpoint Gas Storage Canada Ltd., 7.0%, 3/31/2023	(d)	Gas	200	199	199
Sable International Finance Ltd., 6.9%, 8/1/2022	(d)	Telecommunications	250	257	261
Sprint Corp., 7.3%, 9/15/2021	(e)	Telecommunications	355	368	373
Sprint Corp., 7.1%, 6/15/2024		Telecommunications	188	191	191
SRS Distribution, Inc., 8.3%, 7/1/2026	(d)	Retail	150	141	144
Standard Industries, Inc., 4.8%, 1/15/2028	(d)	Construction Materials	122	114	118
Talos Production LLC / Talos Production Finance, Inc., 11.0%, 4/3/2022		Oil & Gas	306	318	322
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.8%, 6/1/2025	(d)	Diversified Financial Services	182	184	184
TransDigm, Inc., 6.0%, 7/15/2022		Aerospace/Defense	200	201	203
Transocean Phoenix 2 Ltd., 7.8%, 10/15/2024	(d)	Oil & Gas Services	185	190	195
Transocean, Inc., 8.4%, 12/15/2021		Oil & Gas	50	53	53
Tribune Media Co., 5.9%, 7/15/2022		Media Entertainment	559	568	571
Vector Group Ltd., 6.1%, 2/1/2025	(d)	Agriculture	620	584	551
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.8%, 6/15/2022	(d)	Diversified Financial Services	404	413	418
Viking Cruises Ltd., 5.9%, 9/15/2027	(d)	Leisure Time	133	130	130
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 9.8%, 4/15/2023	(d)	Exploration & Production	300	299	246
Welbilt, Inc., 9.5%, 2/15/2024		Machinery-Diversified	405	434	439
William Lyon Homes, Inc., 7.0%, 8/15/2022		Home Builders	659	671	663
Williams Scotsman International, Inc., 7.9%, 12/15/2022	(d)	Home Builders	356	355	368
Williams Scotsman International, Inc., 6.9%, 8/15/2023	(d)	Home Builders	42	42	42
Wyndham Destinations, Inc., 5.8%, 4/1/2027		Lodging	82	81	81
Zayo Group LLC / Zayo Capital, Inc., 6.0%, 4/1/2023		Internet	390	396	396
Total Corporate Bonds				24,655	24,689

See notes to unaudited consolidated schedule of investments.

2

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Convertible Bonds—0.1%
Element Fleet Management Subordinated, 4.3%, 6/30/2024		Transportation	$130	$97	$97
Total Convertible Bonds				97	97

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stock—25.2%
Ball Corp.	(f)	Packaging & Containers	28,102	$1,353	$1,626
Bank of America Corp.	(f)	Commercial Banks	29,743	745	821
Blackstone Group LP	(f)	Financial Services	19,534	589	683
Boeing Co.	(f)	Aerospace/Defense	2,184	706	833
Cadence BanCorp		Commercial Banks	8,051	151	149
CarMax, Inc.	(g)	Retail	5,629	342	393
Chocoladefabriken Lindt & Spruengli AG		Food	3	220	235
Cintas Corp.	(f)	Commercial Services	4,100	700	829
Costco Wholesale Corp.	(f)	Retail	3,500	752	847
CSX Corp.	(f)	Transportation	15,939	1,065	1,193
Davide Campari-Milano SpA		Beverages	89,900	802	882
Deere & Co.		Machinery-Diversified	1,765	259	282
Delta Air Lines, Inc.		Airlines	5,753	291	297
Domino's Pizza, Inc.		Retail	1,870	468	483
frontdoor, Inc.	(f) (g)	Engineering & Construction	10,348	252	356
Hasbro, Inc.		Toys/Games/Hobbies	2,500	212	213
HEICO Corp.		Aerospace/Defense	6,500	530	617
Home Depot, Inc.	(f)	Retail	8,500	1,486	1,631
IDEXX Laboratories, Inc.	(g)	Healthcare-Products	2,400	461	537
Ingevity Corp.	(g)	Chemicals	5,330	446	563
Intuit, Inc.		Software	2,333	473	610
IQVIA Holdings, Inc.	(g)	Healthcare-Services	5,200	620	748
JPMorgan Chase & Co.	(f)	Commercial Banks	6,885	701	697
Kemper Corp.		Insurance	5,174	354	394
Linde Plc		Chemicals	893	143	157
Mastercard, Inc.	(f)	Diversified Financial Services	4,150	810	977
Mettler-Toledo International, Inc.	(g)	Electronics	450	268	325
Microsoft Corp.	(f)	Software	13,600	1,469	1,604
Moody's Corp.		Commercial Services	2,800	414	507
PayPal Holdings, Inc.	(g)	Commercial Services	3,148	274	327
PNC Financial Services Group, Inc.		Commercial Banks	3,794	470	465
Pool Corp.		Distribution/Wholesale	2,064	312	341
Republic Services, Inc.		Environmental Control	8,900	665	715
Savills Plc		Commercial Services	6,651	80	78
Sherwin-Williams Co.	(f)	Chemicals	4,270	1,654	1,839
Thermo Fisher Scientific, Inc.		Healthcare-Products	2,300	540	630
Thor Industries, Inc.	(f)	Home Builders	6,883	384	429
Tractor Supply Co.		Retail	1,670	147	163
Union Pacific Corp.	(f)	Transportation	3,694	545	618
Visa, Inc.	(f)	Diversified Financial Services	2,600	352	406
Walt Disney Co.	(f)	Media Entertainment	5,750	646	638

See notes to unaudited consolidated schedule of investments.

3

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Xylem, Inc.	(f)	Machinery-Diversified	7,248	$476	$573
Total Common Stock				23,627	26,711

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(c)
Short-Term Investments—47.2%
State Street Institutional Liquid Reserves Fund - Premier Class	(h)	2.56%	50,174,023	$50,177	$50,178
Total Short-Term Investments				50,177	50,178

TOTAL INVESTMENTS—95.7%				$98,556	$101,675
Other Assets in Excess of Liabilities—4.3%					4,613
Net Assets—100.0%					$106,288

Investments Sold Short

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Mutual Funds Sold Short—(11.0)%
iShares Russell 1000 ETF			(8,392)	$(1,314)	$(1,320)
SPDR S&P 500 ETF Trust			(36,577)	(9,564)	(10,332)
Total Mutual Funds Sold Short				(10,878)	(11,652)

Portfolio Company(a)	Footnotes	Industry	Par(b)	Cost	Fair Value(c)
Corporate Bonds Sold Short—(0.1)%
CF Industries, Inc., 3.5%, 6/1/2023		Chemicals	$(73)	$(72)	$(71)
Total Corporate Bonds Sold Short				(72)	(71)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Common Stocks Sold Short—(3.8)%
2U, Inc.		Commercial Services	(2,313)	$(146)	$(164)
Arch Coal, Inc.		Coal	(257)	(22)	(23)
AutoNation, Inc.		Retail	(901)	(31)	(32)
Avanos Medical, Inc.		Healthcare-Products	(511)	(21)	(22)
Carvana Co.		Retail	(514)	(30)	(30)
Chemours Co.		Chemicals	(1,288)	(45)	(48)
Clorox Co.		Household Products	(258)	(41)	(41)
Comcast Corp.		Media Entertainment	(1,288)	(51)	(51)
Cushman & Wakefield Plc		Real Estate	(1,296)	(22)	(23)
DISH Network Corp.		Media Entertainment	(3,217)	(99)	(102)
DR Horton, Inc.		Home Builders	(2,060)	(85)	(85)
Exxon Mobil Corp.		Oil & Gas	(4,504)	(358)	(364)
Facebook, Inc.		Internet	(515)	(86)	(86)
First Republic Bank		Commercial Banks	(258)	(26)	(26)
Floor & Decor Holdings, Inc.		Retail	(2,316)	(89)	(95)

See notes to unaudited consolidated schedule of investments.

4

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost	Fair Value(c)
Genuine Parts Co.		Retail	(772)	$(83)	$(86)
H&R Block, Inc.		Commercial Services	(3,983)	(94)	(95)
Harley-Davidson, Inc.		Leisure Time	(643)	(23)	(23)
Kellogg Co.		Food	(2,253)	(124)	(129)
Lands' End, Inc.		Internet	(2,993)	(44)	(50)
Loews Corp.		Insurance	(4,982)	(226)	(239)
LYFT, Inc.		Internet	(386)	(33)	(33)
McCormick & Co., Inc.		Food	(1,414)	(196)	(213)
New York Times Co.		Media Entertainment	(6,039)	(161)	(198)
Oracle Corp.		Software	(10,944)	(526)	(588)
Prestige Consumer Healthcare, Inc.		Pharmaceuticals	(1,400)	(46)	(42)
Ralph Lauren Corp.		Apparel	(1,798)	(213)	(233)
Snap-on, Inc.		Hand/Machine Tools	(1,016)	(160)	(159)
St Joe Co.		Lodging	(988)	(14)	(16)
Sysco Corp.		Food	(1,287)	(84)	(86)
Tesla, Inc.		Auto Manufacturers	(385)	(108)	(108)
Textron, Inc.		Miscellaneous Manufacturing	(2,316)	(119)	(117)
Trex Co., Inc.		Construction Materials	(1,668)	(116)	(103)
USANA Health Sciences, Inc.		Pharmaceuticals	(644)	(54)	(54)
Walgreens Boots Alliance, Inc.		Retail	(1,287)	(79)	(81)
Williams-Sonoma, Inc.		Retail	(2,575)	(139)	(145)
Total Common Stocks Sold Short				(3,794)	(3,990)
Total Investments Sold Short				(14,744)	(15,713)

Total Return Debt Swaps(i)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank	LIBOR + 1.30%	Transdigm Inc., 6.5%, 07/15/2024	USD	537	11/17/2020	Monthly/ Semi-Annually	$(5)	$4	$9	$—
Total Total Return Debt Swaps							$(5)	$4	$9	$—

Total Return Index Swaps(i)—0.3%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Barclays Cross Asset Trend Index - Bond ER(j)	USD	4,350	5/31/2019	Quarterly	$—	$140	$140	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Developed FX ER(k)	USD	1,740	5/31/2019	Quarterly	—	3	3	—

See notes to unaudited consolidated schedule of investments.

5

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index - Equity ER(l)	USD	4,350	5/31/2019	Quarterly	$—	$24	$24	$—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index -Money Market ER(m)	USD	4,350	5/31/2019	Quarterly	—	152	152	—
Barclays Bank PLC	Fixed Rate of 0.25%	Total return on Barclays Cross Asset Trend Index -EM FX ER(n)	USD	2,610	5/31/2019	Quarterly	—	1	1	—
Deutsche Bank	0%	DB US Weekly and Bi-Weekly Mean Reversion(o)	USD	2,289	5/31/2019	Monthly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Rates Vol Strategy 01 EUR Index(p)	EUR	4,087	5/31/2019	Quarterly	—	(113)	—	113
Deutsche Bank	0%	Total return on Deutsche Bank Rates Vol Strategy 01 USD Index(q)	USD	4,774	5/31/2019	Quarterly	—	(52)	—	52
Goldman Sachs International	Fixed Rate of 0.45%	Total return on Goldman Sachs FX Multi-Factor(r)	USD	4,993	5/31/2019	Quarterly	—	55	55	—
Goldman Sachs International	Fixed Rate of 0.15%	Goldman Sachs Cross Asset Trend Basket Series 11 Excess Return Strategy (s)	USD	5,260	5/31/2019	Quarterly	—	340	340	—
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index Series 1 Version 1	3 Month LIBOR	USD	1,400	6/20/2019	Quarterly	—	(97)	—	97
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index High Yield Index Series 1 Version I	3 Month LIBOR	USD	8,000	6/20/2019	Quarterly	—	(362)	—	362
JP Morgan Chase Bank, N.A.	Total return on IBOXX USD Liquid High Yield Index High Yield Index Series 1 Version I	3 Month LIBOR	USD	2,000	12/20/2019	Quarterly	—	—	—	—

See notes to unaudited consolidated schedule of investments.

6

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.25%	Total Return on JPM Government Bond Carry to - Risk Index(t)	USD	17,375	5/31/2019	Quarterly	$—	$83	$83	$—
JP Morgan Chase Bank, N.A.	Fixed rate of 0.70%	Total return on JPM Alpha Select III 2X(u)	USD	8,200	5/31/2019	Quarterly	—	1	1	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 1.40%	Total return on JPM JMABCCP2 Index(v)	USD	4,800	5/31/2019		—	134	134	—
JP Morgan Chase Bank, N.A.	0%	Total return on J.P. Morgan Equity Risk Premium - Global Pure Low Vol L/S USD Index 1(w)	USD	3,519	5/31/2019	Quarterly	—	41	41	—
JP Morgan Chase Bank, N.A.	0%	Total return on JPM Momentum Factor(x)	USD	1,177	5/31/2019	Quarterly	—	(15)	—	15
JP Morgan Chase Bank, N.A.	0%	Total return on J.P. Morgan Equity Risk Premium - Global Pure Size L/S USD Index 1(y)	USD	16,660	5/31/2019	Quarterly	—	(266)	—	266
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.20%	Total return on US Conviction Mean Reversion Index(z)	USD	2,925	5/31/2019	Monthly	—	—	—	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.10%	Total return on MS Equity Quality Factor(aa)	USD	4,775	5/31/2019	Quarterly	—	2	2	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.50%	Total return on MS eVOL DYNAMIC LONG(ab)	USD	2,323	7/26/2019	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	Total return on MS Equity Growth Factor(ac)	F + 0.15%	USD	35,465	7/30/2019	Quarterly	—	(2,004)	—	2,004
Morgan Stanley Capital Services LLC	F + 0.30%	Total return on MS Equity Value Factor(ad)	USD	34,890	7/30/2019	Quarterly	—	2,207	2,207	—
Societe Generale	Fixed Rate of 0.15%	Delta Cap Mean Revenue(ae)	USD	2,000	4/30/2019	Quarterly	—	46	46	—
Total Total Return Index Swaps							$—	$320	$3,229	$2,909

See notes to unaudited consolidated schedule of investments.

7

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’). See Note 2 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $10,885, which represents approximately 10.2% of net assets as of March 31, 2019.

(e)	All or portion of security is pledged as collateral for short sales. Total market value of securities pledged as collateral on short sales amounts to $813, which represents approximately 0.8% of net assets as of March 31, 2019.

(f)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with Morgan Stanley & Co. ("MSC") Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with MSC. As of March 31, 2019, there were no securities rehypothecated by MSC.

(g)	Security is non-income producing.

(h)	Rate represents the seven-day yield as of March 31, 2019.

(i)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

(j)	Barclays Cross-Asset Trend constituent with exposure to futures contracts on developed market government bonds. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
EURO-SCHATZ FUTURE Jun19	(4,490)	-100.00%
US 2YR NOTE (CBT) FUTURE Jun19	4,490	100.00%
US 5YR NOTE (CBT) FUTURE Jun19	2,245	50.00%
LONG GILT FUTURE Jun19	1,122	25.00%
EURO-BUND FUTURE Jun19	1,122	25.00%
US 10YR NOTE (CBT) FUTURE Jun19	1,122	25.00%

(k)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on developed market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/CHF 1MO FORWARD	(660)	-37.84%
NZD/USD 1MO FORWARD	317	18.19%

See notes to unaudited consolidated schedule of investments.

8

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(l)	Barclays Cross-Asset Trend constituent with exposure to futures contracts on equity indices. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	4,374	100.00%
Futures
SPI 200 FUTURE Jun19	483	11.04%
FTSE 100 IDX FUTURE Jun19	418	9.55%
EURO STOXX 50 FUTURE Jun19	382	8.73%
HANG SENG IDX FUTURE Apr19	362	8.28%
DAX INDEX FUTURE Jun19	336	7.69%
S&P 500 FUTURE Jun19	308	7.04%
NASDAQ 100 E-MINI FUTURE Jun19	249	5.69%
MSCI TAIWAN INDEX FUTURE Apr19	224	5.12%

(m)	Barclays Cross-Asset Trend constituent with exposure to futures contracts on interest rates. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Futures
90DAY EURO$ FUTURE Mar21	6,753	150.00%
90DAY EURO$ FUTURE Jun21	6,753	150.00%
90DAY EURO$ FUTURE Sep21	6,753	150.00%
90DAY EURO$ FUTURE Dec21	6,753	150.00%
3MO EURO EURIBOR FUTURE Mar21	6,753	150.00%
3MO EURO EURIBOR FUTURE Jun21	6,753	150.00%
3MO EURO EURIBOR FUTURE Sep21	6,753	150.00%
3MO EURO EURIBOR FUTURE Dec21	6,753	150.00%
90DAY STERLING FUTURE Mar21	3,377	75.00%
90DAY STERLING FUTURE Jun21	3,377	75.00%
90DAY STERLING FUTURE Sep21	3,377	75.00%
90DAY STERLING FUTURE Dec21	3,377	75.00%

(n)	Barclays Cross-Asset Trend constituent with exposure to forward contracts on emerging market currencies. Aims to provide a similar risk profile to Commodity Trading Advisers and derives performance through trend following diversification and low correlation to traditional asset classes.

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/TWD 1MO FORWARD	(1,048)	-40.14%
USD/PHP 1MO FORWARD	597	22.86%
USD/ILS 1MO FORWARD	536	20.54%
USD/INR 1MO FORWARD	367	14.07%
USD/MXN 1MO FORWARD	313	12.01%
USD/RUB 1MO FORWARD	310	11.88%

See notes to unaudited consolidated schedule of investments.

9

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(o)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Total Return Index	(826)	-36.10%

(p)	Seeks to take advantage of the structural imbalance in supply and demand in rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swap
EUR SWAPTION NVOL 10Y20Y	6,496	145.27%
EUR FORWARD SWAP 10YX20Y	(2,610)	-58.37%
EONIA Total Return Index	(9)	-0.21%

(q)	Seeks to take advantage of the structural imbalance in supply and demand in rates space by owning a long volatility position with positive carry.

Top Underlying Components	Notional	Percentage of Notional
Swap
USD SWAPTION NVOL OIS 10Y20Y	9,084	192.35%
USD FORWARD SWAP 10YX20Y	(3,063)	-64.86%
Fed Funds Effective Rate Total Return Index	(9)	-0.19%

(r)	Seeks to 1) buy currencies with higher interest rates and sell currencies with lower interest rates (i.e. "Carry"), 2) buy currencies with positive price momentum and sell currencies with negative price momentum (ie Momentum), and 3) monetize the tendency for foreign exchange rates to revert to fair value in the long run (i.e. "Value").

Top Underlying Components	Notional	Percentage of Notional
Forwards
USD/MXN 1MO FORWARD	2,253	44.63%
USD/CHF 1MO FORWARD	(1,511)	-29.94%
EUR/USD 1MO FORWARD	(1,494)	-29.60%
USD/INR 1MO FORWARD	1,485	29.43%
USD/KRW 1MO FORWARD	(1,452)	-28.76%
USD/RUB 1MO FORWARD	1,352	26.78%
USD/HUF 1MO FORWARD	(1,139)	-22.56%
USD/ZAR 1MO FORWARD	924	18.30%
USD/ILS 1MO FORWARD	(901)	-17.84%
AUD/USD 1MO FORWARD	(756)	-14.97%
USD/JPY 1MO FORWARD	(756)	-14.97%
USD/CNH 1MO FORWARD	754	14.93%
USD/SEK 1MO FORWARD	(747)	-14.80%
USD/CAD 1MO FORWARD	(745)	-14.75%
GBP/USD 1MO FORWARD	701	13.89%
USD/IDR 1MO FORWARD	687	13.61%
USD/PHP 1MO FORWARD	576	11.42%
USD/CLP 1MO FORWARD	569	11.27%
USD/PLN 1MO FORWARD	(517)	-10.25%
USD/BRL 1MO FORWARD	(337)	-6.67%
NZD/USD 1MO FORWARD	(210)	-4.17%
USD/TWD 1MO FORWARD	(136)	-2.70%
USD/NOK 1MO FORWARD	54	1.08%
USD/SGD 1MO FORWARD	(6)	-0.11%

See notes to unaudited consolidated schedule of investments.

10

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(s)	Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs' proprietary strategies across four asset classes - FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE (CBT) FUTURE Jun19	5,892	105.21%
3MO EURO EURIBOR FUTURE Sep19	4,822	86.10%
3MO EURO EURIBOR FUTURE Dec19	4,821	86.09%
3MO EURO EURIBOR FUTURE Jun20	4,818	86.04%
3MO EURO EURIBOR FUTURE Sep20	4,816	86.00%
90DAY STERLING FUTURE Sep19	4,727	84.40%
90DAY EURO$ FUTURE Sep20	4,726	84.39%
90DAY STERLING FUTURE Dec19	4,724	84.36%
90DAY EURO$ FUTURE Jun20	4,723	84.34%
90DAY STERLING FUTURE Jun20	4,721	84.30%
90DAY STERLING FUTURE Sep20	4,719	84.27%
90DAY EURO$ FUTURE Sep19	4,718	84.24%
90DAY EURO$ FUTURE Dec19	4,717	84.22%
EURO-SCHATZ FUTURE Jun19	4,194	74.88%
EURO-BOBL FUTURE Jun19	2,597	46.37%
US 5YR NOTE (CBT) FUTURE Jun19	2,440	43.58%
JPN 10Y BOND(OSE) FUTURE Jun19	1,971	35.19%
US 10YR NOTE (CBT) FUTURE Jun19	1,309	23.38%
EURO-BUND FUTURE Jun19	1,296	23.14%
LONG GILT FUTURE Jun19	1,286	22.97%
USD/TWD 1MO FORWARD	(1,224)	-21.86%
US LONG BOND(CBT) FUTURE Jun19	834	14.90%
USD/CNH 1MO FORWARD	659	11.77%
USD/CHF 1MO FORWARD	(573)	-10.24%
EUR/USD 1MO FORWARD	(531)	-9.48%
USD/PHP 1MO FORWARD	527	9.42%
USD/KRW 1MO FORWARD	(527)	-9.42%
USD/CZK 1MO FORWARD	(424)	-7.57%
USD/SGD 1MO FORWARD	414	7.40%
USD/CAD 1MO FORWARD	(403)	-7.20%
USD/PLN 1MO FORWARD	(400)	-7.15%
USD/INR 1MO FORWARD	377	6.73%
USD/JPY 1MO FORWARD	(361)	-6.45%
USD/IDR 1MO FORWARD	358	6.39%
USD/HUF 1MO FORWARD	(330)	-5.89%
USD/MXN 1MO FORWARD	306	5.47%
AUD/USD 1MO FORWARD	(297)	-5.31%
USD/NOK 1MO FORWARD	(276)	-4.93%
USD/SEK 1MO FORWARD	(276)	-4.93%
USD/RUB 1MO FORWARD	259	4.63%
S&P/TSX 60 IX FUTURE Jun19	208	3.72%
SPI 200 FUTURE Apr19	205	3.66%
FTSE 100 IDX FUTURE Jun19	191	3.41%
AMSTERDAM IDX FUTURE Apr19	189	3.38%
IBEX 35 INDX FUTURE Apr19	178	3.18%
GBP/USD 1MO FORWARD	170	3.03%
CAC40 10 EURO FUTURE Apr19	169	3.02%
EURO STOXX 50 FUTURE Jun19	169	3.02%
SET50 FUTURE Jun19	(169)	-3.01%
OMXS30 IND FUTURE Apr19	168	3.01%

See notes to unaudited consolidated schedule of investments.

11

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(t)	Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
JPN 10Y BOND(OSE) FUTURE Jun19	9,964	57.08%
EURO-SCHATZ FUTURE Jun19	9,963	57.07%
EURO-BOBL FUTURE Jun19	(3,736)	-21.40%
US 10YR NOTE (CBT) FUTURE Jun19	1,868	10.70%

(u)	Seeks to go long commodities with the most downward sloping term structures and short commodities with the most upward sloping term structures to monetize the relative roll-yields that exists across different commodities.

Top Underlying Components	Notional	Percentage of Notional
Futures
WTI CRUDE FUTURE May19	(1,475)	-17.99%
WTI CRUDE FUTURE Dec19	1,367	16.67%
BRENT CRUDE FUTURE Jul19	(1,346)	-16.41%
NATURAL GAS FUTURE Apr20	1,299	15.84%
COPPER FUTURE Sep19	1,296	15.81%
BRENT CRUDE FUTURE Dec19	1,277	15.57%
COPPER FUTURE May19	(1,274)	-15.54%
NATURAL GAS FUTURE May19	(1,208)	-14.73%
SOYBEAN FUTURE Jul19	924	11.27%
SOYBEAN FUTURE May19	(901)	-10.99%
CORN FUTURE May19	(859)	-10.48%
LIVE CATTLE FUTURE Jun19	(618)	-7.53%
SOYBEAN MEAL FUTURE May19	(512)	-6.25%
SUGAR #11 (WORLD) FUTURE Mar20	500	6.09%
GASOLINE RBOB FUTURE May19	(499)	-6.08%
LME NICKEL FUTURE Dec19	495	6.03%
LME NICKEL FUTURE May19	(493)	-6.01%
CORN FUTURE Jul20	490	5.97%
SUGAR #11 (WORLD) FUTURE May19	(488)	-5.95%
SOYBEAN OIL FUTURE May19	(483)	-5.89%
WHEAT FUTURE(CBT) Dec19	444	5.41%
WHEAT FUTURE(CBT) May19	(435)	-5.30%
GASOLINE RBOB FUTURE Sep19	415	5.06%
LEAN HOGS FUTURE Jun19	(414)	-5.04%
CORN FUTURE Jul19	398	4.85%
COFFEE 'C' FUTURE May19	(356)	-4.35%
LIVE CATTLE FUTURE Aug19	351	4.29%
COFFEE 'C' FUTURE May20	351	4.28%
SOYBEAN MEAL FUTURE Dec19	280	3.41%
SOYBEAN OIL FUTURE Dec19	262	3.20%
SOYBEAN MEAL FUTURE Jul19	247	3.02%
COTTON NO.2 FUTURE May19	(237)	-2.89%
COTTON NO.2 FUTURE Mar20	232	2.82%
SOYBEAN OIL FUTURE Jul19	231	2.82%
LIVE CATTLE FUTURE Oct19	212	2.59%
KC HRW WHEAT FUTURE Dec19	176	2.15%
KC HRW WHEAT FUTURE May19	(173)	-2.11%
LEAN HOGS FUTURE Aug19	114	1.39%
LIVE CATTLE FUTURE Dec19	105	1.28%
LEAN HOGS FUTURE Oct19	93	1.13%
LEAN HOGS FUTURE Jul19	81	0.99%
LEAN HOGS FUTURE Dec19	46	0.56%
GOLD 100 OZ FUTURE Jun19	30	0.36%
LME PRI ALUM FUTURE May19	29	0.36%
LME ZINC FUTURE May19	22	0.27%
SILVER FUTURE May19	14	0.17%
NY Harb ULSD FUTURE May19	(8)	-0.09%
Low Su Gasoil G FUTURE May19	(3)	-0.04%

See notes to unaudited consolidated schedule of investments.

12

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(v)	Seeks to take advantage of the convexity that exists within commodity term structures by going long deferred futures contracts and short nearby futures contracts within the same commodity.

Top Underlying Components	Notional	Percentage of Notional
Futures
BRENT CRUDE FUTURE Sep19	715	14.49%
WTI CRUDE FUTURE Aug19	(712)	-14.44%
GOLD 100 OZ FUTURE Jun19	700	14.18%
SILVER FUTURE May19	(697)	-14.13%
COPPER FUTURE May19	(686)	-13.90%
LME COPPER FUTURE May19	684	13.87%
BRENT CRUDE FUTURE Jun19	635	12.86%
WTI CRUDE FUTURE May19	(618)	-12.52%
GOLD 100 OZ FUTURE Aug19	551	11.17%
SILVER FUTURE Sep19	(550)	-11.14%
COPPER FUTURE Sep19	(539)	-10.94%
LME COPPER FUTURE Aug19	539	10.92%
KC HRW WHEAT FUTURE May19	(536)	-10.86%
KC HRW WHEAT FUTURE Sep19	(534)	-10.83%
CATTLE FEEDER FUTURE Aug19	(492)	-9.97%
LIVE CATTLE FUTURE Aug19	483	9.80%
RED WHEAT FUTURE MGE May19	465	9.43%
NY Harb ULSD FUTURE May19	(404)	-8.18%
GASOLINE RBOB FUTURE May19	385	7.79%
NY Harb ULSD FUTURE Aug19	(375)	-7.60%
GASOLINE RBOB FUTURE Aug19	372	7.53%
SOYBEAN MEAL FUTURE Dec19	366	7.41%
SOYBEAN MEAL FUTURE May19	365	7.40%
SOYBEAN FUTURE Nov19	(364)	-7.38%
SOYBEAN FUTURE May19	(364)	-7.37%
CATTLE FEEDER FUTURE May19	(342)	-6.94%
LIVE CATTLE FUTURE Jun19	339	6.87%
RED WHEAT FUTURE MGE Sep19	320	6.49%
WHEAT FUTURE(CBT) Sep19	222	4.50%
WHITE SUGAR (ICE) FUTURE Aug19	(144)	-2.92%
SUGAR #11 (WORLD) FUTURE Oct19	143	2.90%
WHITE SUGAR (ICE) FUTURE May19	(116)	-2.34%
SUGAR #11 (WORLD) FUTURE May19	114	2.31%
WHEAT FUTURE(CBT) May19	74	1.51%

See notes to unaudited consolidated schedule of investments.

13

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(w)	Market neutral strategy that seeks to provide exposure to Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Under Armour Inc	(1,732)	(35)	-0.97%
Liberty Media Corp-Liberty Sir	893	34	0.96%
Liberty Global PLC	1,268	31	0.87%
Bayerische Motoren Werke AG	340	25	0.70%
Challenger Ltd/Australia	(3,341)	(20)	-0.55%
Fortescue Metals Group Ltd	(3,824)	(19)	-0.54%
Viacom Inc	682	19	0.54%
Conagra Brands Inc	(685)	(19)	-0.53%
Chipotle Mexican Grill Inc	(26)	(19)	-0.53%
Accenture PLC	105	19	0.52%
Alkermes PLC	(506)	(18)	-0.52%
XPO Logistics Inc	(343)	(18)	-0.52%
MonotaRO Co Ltd	(831)	(18)	-0.52%
Fresnillo PLC	(1,625)	(18)	-0.52%
Colgate-Palmolive Co	269	18	0.52%
Biogen Inc	(78)	(18)	-0.52%
Waste Connections Inc	208	18	0.52%
Baxter International Inc	226	18	0.52%
CBS Corp	384	18	0.51%
ZOZO Inc	(969)	(18)	-0.51%
Coca-Cola Co/The	389	18	0.51%
Chubb Ltd	130	18	0.51%
Varian Medical Systems Inc	129	18	0.51%
Automatic Data Processing Inc	114	18	0.51%
Alnylam Pharmaceuticals Inc	(195)	(18)	-0.51%
First Data Corp	(693)	(18)	-0.51%
Genuine Parts Co	162	18	0.51%
Fidelity National Information	161	18	0.51%
PepsiCo Inc	148	18	0.51%
Amcor Ltd/Australia	1,663	18	0.51%
Fiserv Inc	206	18	0.51%
Verisk Analytics Inc	136	18	0.51%
Compass Group PLC	771	18	0.51%
Pentair PLC	407	18	0.51%
Hong Kong & China Gas Co Ltd	7,554	18	0.51%
Gartner Inc	119	18	0.51%
Walt Disney Co/The	163	18	0.51%
Estee Lauder Cos Inc/The	(109)	(18)	-0.51%
Mondelez International Inc	362	18	0.51%
FleetCor Technologies Inc	73	18	0.51%
Alliance Data Systems Corp	103	18	0.51%
Travelers Cos Inc/The	132	18	0.51%
Allegion PLC	199	18	0.51%
Synopsys Inc	157	18	0.51%
Tesla Inc	(65)	(18)	-0.51%
Waste Management Inc	174	18	0.51%
McDonald's Corp	95	18	0.51%
CDK Global Inc	307	18	0.51%
Coty Inc	(1,567)	(18)	-0.51%
Becton Dickinson and Co	72	18	0.51%

See notes to unaudited consolidated schedule of investments.

14

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(x)	Market neutral strategy that seeks to provide exposure to Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Discovery Inc	448	12	1.01%
Under Armour Inc	571	11	0.98%
Henkel AG & Co KGaA	(83)	(8)	-0.71%
Challenger Ltd/Australia	(1,104)	(6)	-0.56%
Swatch Group AG/The	(33)	(6)	-0.55%
Lululemon Athletica Inc	39	6	0.55%
Wirecard AG	51	6	0.55%
Fortescue Metals Group Ltd	1,262	6	0.55%
Nitori Holdings Co Ltd	(49)	(6)	-0.54%
WellCare Health Plans Inc	23	6	0.54%
Conagra Brands Inc	(226)	(6)	-0.54%
Church & Dwight Co Inc	87	6	0.54%
Ryohin Keikaku Co Ltd	(25)	(6)	-0.53%
Chipotle Mexican Grill Inc	9	6	0.53%
McCormick & Co Inc/MD	41	6	0.53%
Accenture PLC	(35)	(6)	-0.53%
Pioneer Natural Resources Co	(40)	(6)	-0.53%
Alkermes PLC	(167)	(6)	-0.52%
JM Smucker Co/The	(52)	(6)	-0.52%
XPO Logistics Inc	(113)	(6)	-0.52%
Bandai Namco Holdings Inc	130	6	0.52%
Fresnillo PLC	(537)	(6)	-0.52%
Newmont Mining Corp	(170)	(6)	-0.52%
MonotaRO Co Ltd	274	6	0.52%
Colgate-Palmolive Co	(89)	(6)	-0.52%
Biogen Inc	26	6	0.52%
Ulta Beauty Inc	17	6	0.52%
Ralph Lauren Corp	47	6	0.52%
Nintendo Co Ltd	(21)	(6)	-0.52%
Hormel Foods Corp	135	6	0.52%
Constellation Brands Inc	(34)	(6)	-0.52%
Tractor Supply Co	62	6	0.52%
Lonza Group AG	19	6	0.52%
Norfolk Southern Corp	32	6	0.52%
Ally Financial Inc	219	6	0.52%
Chubb Ltd	(43)	(6)	-0.52%
Brown-Forman Corp	(114)	(6)	-0.52%
First Data Corp	228	6	0.52%
Fidelity National Information	(53)	(6)	-0.52%
Union Pacific Corp	36	6	0.52%
BHP Billiton PLC	248	6	0.51%
Goldcorp Inc	(522)	(6)	-0.51%
CyberAgent Inc	(147)	(6)	-0.51%
Wolters Kluwer NV	88	6	0.51%
Temenos AG	40	6	0.51%
Alliance Data Systems Corp	(34)	(6)	-0.51%
Dominion Energy Inc	(78)	(6)	-0.51%
Puma SE	10	6	0.51%
Invitation Homes Inc	(245)	(6)	-0.51%
Barratt Developments PLC	763	6	0.51%

See notes to unaudited consolidated schedule of investments.

15

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(y)	Market neutral strategy that seeks to provide exposure to Size risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Discovery Inc	6,287	165	1.00%
Volkswagen AG	(994)	(159)	-0.97%
Alphabet Inc	(133)	(156)	-0.95%
Viacom Inc	3,151	88	0.54%
Church & Dwight Co Inc	1,226	87	0.53%
Kakaku.com Inc	4,545	87	0.53%
BlackBerry Ltd	8,629	87	0.53%
PulteGroup Inc	3,113	87	0.53%
Lamb Weston Holdings Inc	1,153	86	0.53%
Domino's Pizza Inc	334	86	0.53%
Celgene Corp	(914)	(86)	-0.53%
Burlington Stores Inc	549	86	0.53%
Jazz Pharmaceuticals PLC	602	86	0.52%
Rio Tinto Ltd	(1,233)	(86)	-0.52%
Accenture PLC	(487)	(86)	-0.52%
Alkermes PLC	2,343	86	0.52%
Chocoladefabriken Lindt & Spru	5	85	0.52%
JM Smucker Co/The	734	85	0.52%
Biogen Inc	(361)	(85)	-0.52%
Ralph Lauren Corp	657	85	0.52%
Rio Tinto PLC	(1,462)	(85)	-0.52%
Tractor Supply Co	868	85	0.52%
Sun Hung Kai Properties Ltd	(4,936)	(85)	-0.52%
Ally Financial Inc	3,080	85	0.52%
Fidelity National Financial In	2,312	85	0.52%
CBS Corp	1,776	84	0.51%
Coca-Cola Co/The	(1,799)	(84)	-0.51%
ResMed Inc	811	84	0.51%
Lowe's Cos Inc	(770)	(84)	-0.51%
Chubb Ltd	(601)	(84)	-0.51%
Varian Medical Systems Inc	594	84	0.51%
Automatic Data Processing Inc	(527)	(84)	-0.51%
Union Pacific Corp	(504)	(84)	-0.51%
PepsiCo Inc	(686)	(84)	-0.51%
BHP Billiton PLC	(3,486)	(84)	-0.51%
Medibank Pvt Ltd	42,852	84	0.51%
AIA Group Ltd	(8,428)	(84)	-0.51%
Novartis AG	(986)	(84)	-0.51%
Boeing Co/The	(220)	(84)	-0.51%
Estee Lauder Cos Inc/The	(506)	(84)	-0.51%
Pentair PLC	1,882	84	0.51%
Simon Property Group Inc	(460)	(84)	-0.51%
Gartner Inc	552	84	0.51%
Tesla Inc	(299)	(84)	-0.51%
Mondelez International Inc	(1,675)	(84)	-0.51%
Asahi Intecc Co Ltd	1,782	84	0.51%
Polaris Industries Inc	990	84	0.51%
Dominion Energy Inc	(1,090)	(84)	-0.51%
BHP Billiton Ltd	(3,060)	(84)	-0.51%
Alliance Data Systems Corp	478	84	0.51%

See notes to unaudited consolidated schedule of investments.

16

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(z)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	(484)	-16.55%

(aa)	Market neutral strategy that seeks to provide exposure to Quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR		4,738	99.18%
Common Stock
Liberty Global PLC	(2,707)	(66)	-1.39%
Discovery Inc	(1,979)	(52)	-1.09%
Walt Disney Co/The	361	40	0.84%
Telecom Italia SpA/Milano	(65,970)	(39)	-0.82%
Worldpay Inc	(339)	(38)	-0.80%
BlackBerry Ltd	(3,798)	(38)	-0.80%
Align Technology Inc	135	38	0.80%
Aurora Cannabis Inc	(4,123)	(37)	-0.78%
Alnylam Pharmaceuticals Inc	(397)	(37)	-0.78%
MercadoLibre Inc	73	37	0.77%
Lamb Weston Holdings Inc	(486)	(36)	-0.76%
American Tower Corp	185	36	0.76%
Noble Energy Inc	(1,471)	(36)	-0.76%
Wheaton Precious Metals Corp	(1,526)	(36)	-0.76%
Cadence Design Systems Inc	571	36	0.76%
Costco Wholesale Corp	150	36	0.76%
PayPal Holdings Inc	(348)	(36)	-0.76%
IDEXX Laboratories Inc	(162)	(36)	-0.76%
Goldcorp Inc	(3,149)	(36)	-0.75%
Domino's Pizza Inc	140	36	0.75%
Barrick Gold Corp	(2,621)	(36)	-0.75%
Kimberly-Clark Corp	(290)	(36)	-0.75%
S&P Global Inc	170	36	0.75%
PepsiCo Inc	293	36	0.75%
Estee Lauder Cos Inc/The	216	36	0.75%
McDonald's Corp	(188)	(36)	-0.75%
O'Reilly Automotive Inc	92	36	0.75%
Home Depot Inc/The	186	36	0.75%
Burlington Stores Inc	228	36	0.75%
Moody's Corp	197	36	0.75%
Workday Inc	(185)	(36)	-0.75%
Mettler-Toledo International I	49	36	0.75%
Colgate-Palmolive Co	(520)	(36)	-0.75%
EOG Resources Inc	374	36	0.75%
Intuit Inc	136	36	0.75%
Best Buy Co Inc	501	36	0.74%
Vulcan Materials Co	(301)	(36)	-0.74%
Take-Two Interactive Software	(377)	(36)	-0.74%
First Quantum Minerals Ltd	(3,133)	(36)	-0.74%
Simon Property Group Inc	195	36	0.74%
Hershey Co/The	309	36	0.74%
QUALCOMM Inc	(623)	(36)	-0.74%
Norfolk Southern Corp	(190)	(36)	-0.74%
Hess Corp	(589)	(35)	-0.74%
TransDigm Group Inc	(78)	(35)	-0.74%
Fastenal Co	551	35	0.74%
Avery Dennison Corp	313	35	0.74%
Eli Lilly & Co	272	35	0.74%
Bausch Health Cos Inc	(1,430)	(35)	-0.74%

See notes to unaudited consolidated schedule of investments.

17

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(ab)	Dynamic strategy designed to provide a hedge in times of equity market stress. The strategy buys VIX futures when risk-off signal is triggered with the size dependent on the magnitude of the risk-off signal.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	2,323	100.00%
Futures
CBOE VIX FUTURE Apr19	-	0.00%

(ac)	Seeks to provide directional exposure that is short Wilshire US Large Cap Growth Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Amazon.com Inc	(1,363)	(2,428)	-6.48%
Apple Inc	(12,050)	(2,289)	-6.11%
Alphabet Inc	(1,925)	(2,259)	-6.03%
Berkshire Hathaway Inc	(7,175)	(1,441)	-3.85%
Facebook Inc	(7,276)	(1,213)	-3.24%
Bank of America Corp	(31,906)	(880)	-2.35%
Visa Inc	(5,610)	(876)	-2.34%
UnitedHealth Group Inc	(3,010)	(744)	-1.99%
Home Depot Inc/The	(3,704)	(711)	-1.90%
Mastercard Inc	(2,924)	(688)	-1.84%
Boeing Co/The	(1,798)	(686)	-1.83%
Comcast Corp	(14,257)	(570)	-1.52%
Walt Disney Co/The	(4,662)	(518)	-1.38%
Netflix Inc	(1,259)	(449)	-1.20%
Broadcom Inc	(1,465)	(440)	-1.18%
Adobe Inc	(1,547)	(412)	-1.10%
PayPal Holdings Inc	(3,893)	(404)	-1.08%
Honeywell International Inc	(2,382)	(379)	-1.01%
salesforce.com Inc	(2,220)	(352)	-0.94%
Thermo Fisher Scientific Inc	(1,266)	(347)	-0.92%
NIKE Inc	(4,069)	(343)	-0.91%
Costco Wholesale Corp	(1,385)	(335)	-0.90%
Starbucks Corp	(4,400)	(327)	-0.87%
NVIDIA Corp	(1,785)	(320)	-0.86%
Lowe's Cos Inc	(2,576)	(282)	-0.75%
Lockheed Martin Corp	(913)	(274)	-0.73%
American Tower Corp	(1,372)	(270)	-0.72%
Gilead Sciences Inc	(4,119)	(268)	-0.71%
Danaher Corp	(1,999)	(264)	-0.70%
Booking Holdings Inc	(141)	(247)	-0.66%
United Parcel Service Inc	(2,190)	(245)	-0.65%
Goldman Sachs Group Inc/The	(1,229)	(236)	-0.63%
Anthem Inc	(820)	(235)	-0.63%
TJX Cos Inc/The	(3,965)	(211)	-0.56%
Celgene Corp	(2,229)	(210)	-0.56%
Charter Communications Inc	(587)	(204)	-0.54%
Intuit Inc	(752)	(197)	-0.52%
Colgate-Palmolive Co	(2,793)	(191)	-0.51%
Cigna Corp	(1,171)	(188)	-0.50%
Intuitive Surgical Inc	(330)	(188)	-0.50%
Walgreens Boots Alliance Inc	(2,941)	(186)	-0.50%
Charles Schwab Corp/The	(4,252)	(182)	-0.49%
S&P Global Inc	(845)	(178)	-0.47%
BlackRock Inc	(403)	(172)	-0.46%
Ecolab Inc	(910)	(161)	-0.43%
EOG Resources Inc	(1,675)	(159)	-0.43%
Micron Technology Inc	(3,740)	(155)	-0.41%
Marsh & McLennan Cos Inc	(1,630)	(153)	-0.41%
Boston Scientific Corp	(3,895)	(149)	-0.40%
Zoetis Inc	(1,440)	(145)	-0.39%

See notes to unaudited consolidated schedule of investments.

18

FS Multi-Strategy Alternatives Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(ad)	Seeks to provide directional exposure that is long Wilshire US Large Cap Value Equities.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Microsoft Corp	16,434	1,938	5.22%
Johnson & Johnson	8,812	1,232	3.32%
Exxon Mobil Corp	14,267	1,153	3.11%
JPMorgan Chase & Co	11,091	1,123	3.03%
Procter & Gamble Co/The	7,053	734	1.98%
Cisco Systems Inc	13,007	702	1.89%
Pfizer Inc	16,247	690	1.86%
Verizon Communications Inc	11,597	686	1.85%
Intel Corp	12,743	684	1.84%
Chevron Corp	5,286	651	1.76%
Wells Fargo & Co	13,428	649	1.75%
AT&T Inc	20,579	645	1.74%
Merck & Co Inc	7,464	621	1.67%
Coca-Cola Co/The	11,761	551	1.49%
PepsiCo Inc	3,977	487	1.31%
Oracle Corp	8,738	469	1.27%
Citigroup Inc	7,101	442	1.19%
Walmart Inc	4,418	431	1.16%
Abbott Laboratories	4,939	395	1.06%
Philip Morris International In	4,408	390	1.05%
McDonald's Corp	2,018	383	1.03%
International Business Machine	2,559	361	0.97%
DowDuPont Inc	10,045	360	0.97%
Eli Lilly & Co	2,709	352	0.95%
Union Pacific Corp	2,047	342	0.92%
3M Co	1,644	342	0.92%
AbbVie Inc	3,995	322	0.87%
Altria Group Inc	5,431	312	0.84%
United Technologies Corp	2,401	309	0.83%
Amgen Inc	1,605	305	0.82%
Texas Instruments Inc	2,482	263	0.71%
NextEra Energy Inc	1,228	237	0.64%
QUALCOMM Inc	4,116	235	0.63%
American Express Co	2,128	233	0.63%
US Bancorp	4,720	227	0.61%
Caterpillar Inc	1,654	224	0.60%
General Electric Co	22,103	221	0.60%
ConocoPhillips	3,273	218	0.59%
Bristol-Myers Squibb Co	4,509	215	0.58%
Mondelez International Inc	4,142	207	0.56%
Automatic Data Processing Inc	1,193	191	0.51%
Duke Energy Corp	2,006	181	0.49%
Stryker Corp	894	177	0.48%
CSX Corp	2,326	174	0.47%
Simon Property Group Inc	943	172	0.46%
Schlumberger Ltd	3,884	169	0.46%
PNC Financial Services Group I	1,325	163	0.44%
Becton Dickinson and Co	648	162	0.44%
Dominion Energy Inc	2,105	161	0.43%
CVS Health Corp	2,805	151	0.41%

(ae)	Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

Top Underlying Components	Notional	Percentage of Notional
Index
S&P 500 Index	742	36.26%

See notes to unaudited consolidated schedule of investments.

19

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—99.3%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.56%	2,003,759	$2,004	$2,004
Total Short-Term Investments				2,004	2,004

TOTAL INVESTMENTS—99.3%				$2,004	$2,004
Other Assets in Excess of Liabilities—0.7%					14
Net Assets—100.0%					$2,018

Total Return Index Swaps(d)—0.3%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.50%	Total return on Barclays Month End Rebalancing Currency Index(e)	USD	308	1/2/2020	Quarterly	$—	$—	$—	$—
Deutsche Bank	0%	Total return on Deutsche Bank Trend Intraday Equity Index	USD	995	1/2/2020	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs Cross Asset Trend Risk Parity(f)	USD	995	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.10%	Total return on JPM QES Basket Index	USD	991	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	0%	Total return on JPM FX Momentum(g)	USD	302	1/2/2020	Quarterly	—	—	—	—
JP Morgan Chase Bank, N.A.	Fixed Rate of 0.125%	Total return on JPM Mean Reversion Basket(h)	USD	807	1/2/2020	Quarterly	—	—	—	—
Morgan Stanley & Co. International PLC	0%	Total return on MSEF Global Momentum(i)	USD	504	1/2/2020	Quarterly	—	—	—	—
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura G10 All Currencies Mean Reversion(j)	USD	300	1/4/2020	Quarterly	—	6	6	—
Total Total Return Index Swaps							$—	$6	$6	$—

See notes to unaudited consolidated schedule of investments.

20

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(c)	Rate represents the seven-day yield as of March 31, 2019.
(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.
(e)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Cash
US DOLLAR	308	100.00%

See notes to unaudited consolidated schedule of investments.

21

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(f)	Futures-based liquid and fully transparent strategy that is composed of four Goldman Sachs' proprietary strategies across four asset classes - FX Trend, Rates & Bonds Trend, Equity Trend, and Commodity trend.

Top Underlying Components	Notional	Percentage of Notional
Futures
US 2YR NOTE (CBT) FUTURE Jun19	1,047	105.21%
3MO EURO EURIBOR FUTURE Sep19	856	86.10%
3MO EURO EURIBOR FUTURE Dec19	856	86.09%
3MO EURO EURIBOR FUTURE Jun20	856	86.04%
3MO EURO EURIBOR FUTURE Sep20	856	86.00%
90DAY STERLING FUTURE Sep19	840	84.40%
90DAY EURO$ FUTURE Sep20	839	84.39%
90DAY STERLING FUTURE Dec19	839	84.36%
90DAY EURO$ FUTURE Jun20	839	84.34%
90DAY STERLING FUTURE Jun20	839	84.30%
90DAY STERLING FUTURE Sep20	838	84.27%
90DAY EURO$ FUTURE Sep19	838	84.24%
90DAY EURO$ FUTURE Dec19	838	84.22%
EURO-SCHATZ FUTURE Jun19	745	74.88%
EURO-BOBL FUTURE Jun19	461	46.37%
US 5YR NOTE (CBT) FUTURE Jun19	433	43.58%
JPN 10Y BOND(OSE) FUTURE Jun19	350	35.19%
US 10YR NOTE (CBT) FUTURE Jun19	233	23.38%
EURO-BUND FUTURE Jun19	230	23.14%
LONG GILT FUTURE Jun19	228	22.97%
USD/TWD 1MO FORWARD	(217)	-21.86%
US LONG BOND(CBT) FUTURE Jun19	148	14.90%
USD/CNH 1MO FORWARD	117	11.77%
USD/CHF 1MO FORWARD	(102)	-10.24%
EUR/USD 1MO FORWARD	(94)	-9.48%
USD/PHP 1MO FORWARD	94	9.42%
USD/KRW 1MO FORWARD	(94)	-9.42%
USD/CZK 1MO FORWARD	(75)	-7.57%
USD/SGD 1MO FORWARD	74	7.40%
USD/CAD 1MO FORWARD	(72)	-7.20%
USD/PLN 1MO FORWARD	(71)	-7.15%
USD/INR 1MO FORWARD	67	6.73%
USD/JPY 1MO FORWARD	(64)	-6.45%
USD/IDR 1MO FORWARD	64	6.39%
USD/HUF 1MO FORWARD	(59)	-5.89%
USD/MXN 1MO FORWARD	54	5.47%
AUD/USD 1MO FORWARD	(53)	-5.31%
USD/NOK 1MO FORWARD	(49)	-4.93%
USD/SEK 1MO FORWARD	(49)	-4.93%
USD/RUB 1MO FORWARD	46	4.63%
S&P/TSX 60 IX FUTURE Jun19	37	3.72%
SPI 200 FUTURE Apr19	36	3.66%
FTSE 100 IDX FUTURE Jun19	34	3.41%
AMSTERDAM IDX FUTURE Apr19	34	3.38%
IBEX 35 INDX FUTURE Apr19	32	3.18%
GBP/USD 1MO FORWARD	30	3.03%
CAC40 10 EURO FUTURE Apr19	30	3.02%
EURO STOXX 50 FUTURE Jun19	30	3.02%
SET50 FUTURE Jun19	(30)	-3.01%
OMXS30 IND FUTURE Apr19	30	3.01%

See notes to unaudited consolidated schedule of investments.

22

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(g)	Currency selection strategy based on equity market performance. Anticipates flows driven by hedging activities.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
MEXICAN PESO	97	32.22%
POLISH ZLOTY	64	21.11%
AUSTRALIAN DOLLAR	60	20.00%
JAPANESE YEN	57	18.89%
NEW ZEALAND DOLLAR	47	15.56%
EURO	44	14.44%
SWEDISH KRONA	(44)	-14.44%
TURKISH LIRA	37	12.22%
CANADIAN DOLLAR	(34)	-11.11%
NORWEGIAN KRONE	23	7.78%
RUSSIAN RUBLE	17	5.56%
SOUTH AFRICAN RAND	(13)	-4.44%
HUNGARIAN FORINT	(10)	-3.33%
BRITISH POUND	7	2.22%

(h)	Long-short equity futures using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Futures
S&P 500 Index Futures Tracker	8	0.97%
JPM EM Futures Tracker (G)	1	0.14%
Equity Futures (G) Tracker	1	0.13%
Japan Equity Futures Sett(G)	1	0.09%
US Small Cap Equity Future (G) Tracker	0	0.03%
JPM Australian Equity Futures Tracker	(0)	-0.03%
UK Equity Futures (G) Tracker	0	0.01%

See notes to unaudited consolidated schedule of investments.

23

FS Managed Futures Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(i)	Market neutral portfolio of global stocks with long-term momentum signal.

Top Underlying Components	Shares	Notional	Percentage of Notional
Cash
US DOLLAR	-	494	97.84%
Common Stock
Liberty Global PLC	263	(7)	-1.39%
Under Armour Inc	(152)	5	1.04%
Conagra Brands Inc	38	(4)	-0.83%
Walt Disney Co/The	156	4	0.83%
Discovery Inc	25	4	0.81%
Lululemon Athletica Inc	(399)	4	0.80%
BlackBerry Ltd	6	(4)	-0.80%
Chipotle Mexican Grill Inc	15	4	0.80%
WellCare Health Plans Inc	(22)	4	0.79%
NVIDIA Corp	(107)	(4)	-0.78%
Alkermes PLC	11	(4)	-0.77%
Ulta Beauty Inc	(42)	4	0.77%
Alnylam Pharmaceuticals Inc	(72)	(4)	-0.77%
XPO Logistics Inc	152	(4)	-0.77%
Advanced Micro Devices Inc	54	4	0.77%
Church & Dwight Co Inc	65	4	0.77%
Thomson Reuters Corp	39	4	0.77%
Tractor Supply Co	23	4	0.76%
Advance Auto Parts Inc	30	4	0.76%
Veeva Systems Inc	19	4	0.76%
MSCI Inc	(134)	4	0.76%
Zayo Group Holdings Inc	68	(4)	-0.75%
National Retail Properties Inc	18	4	0.75%
Shopify Inc	84	4	0.75%
Hormel Foods Corp	(65)	4	0.74%
Altria Group Inc	(82)	(4)	-0.74%
Activision Blizzard Inc	10	(4)	-0.74%
O'Reilly Automotive Inc	19	4	0.74%
Workday Inc	51	4	0.74%
Realty Income Corp	54	4	0.74%
ONEOK Inc	14	4	0.74%
Intuit Inc	(21)	4	0.74%
Constellation Brands Inc	20	(4)	-0.74%
Norfolk Southern Corp	(142)	4	0.74%
Weyerhaeuser Co	(325)	(4)	-0.74%
Coty Inc	62	(4)	-0.74%
Hess Corp	8	4	0.74%
TransDigm Group Inc	(21)	4	0.74%
Alliance Data Systems Corp	29	(4)	-0.74%
Eli Lilly & Co	21	4	0.74%
Ecolab Inc	29	4	0.74%
Xilinx Inc	(288)	4	0.74%
Freeport-McMoRan Inc	42	(4)	-0.73%
Keysight Technologies Inc	64	4	0.73%
Ball Corp	49	4	0.73%
CSX Corp	(134)	4	0.73%
L Brands Inc	44	(4)	-0.73%
Merck & Co Inc	20	4	0.73%
VMware Inc	-	4	0.73%

(j)	Currency selection strategy using mean reversion signals.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
BRITISH POUND	27	8.80%
EURO	24	7.74%
SWISS FRANC	(16)	-5.33%
JAPANESE YEN	(13)	-4.13%
SWEDISH KRONA	(11)	-3.67%
AUSTRALIAN DOLLAR	(8)	-2.60%
CANADIAN DOLLAR	5	1.72%
NEW ZEALAND DOLLAR	2	0.73%

See notes to unaudited consolidated schedule of investments.

24

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par(b)	Cost	Fair Value(c)
Commodity Linked Notes—6. 8%
Citigroup Global Market Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$133	$133	$139
Total Commodity Linked Notes			133	139

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—91.5%
State Street Institutional Liquid Reserves Fund - Premier Class	(e)	2.56%	1,870,294	$1,870	$1,870
Total Short-Term Investments				1,870	1,870
TOTAL INVESTMENTS—98.3%				$2,003	$2,009
Other Assets in Excess of Liabilities—1.7%					34
Net Assets—100.0%					$2,043

Total Return Index Swaps(f)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays WVFS Strategy(g)	USD	152	1/2/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.55%	Total return on Barclays EWSV Index (h)	EUR	134	1/2/2020	Quarterly	—	—	—	—
Deutsche Bank	0%	Total return on Deutsche Bank Cross Asset Carry USD Index Ex Commodities (i)	USD	308	12/31/2019	Quarterly	—	—	—	—
Goldman Sachs International	Fixed Rate of 0.15%	Total Return on Goldman Sachs Macro Index CA02(j)	USD	308	1/2/2020	Quarterly	—	—	—	—

See notes to unaudited consolidated schedule of investments.

25

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	Fixed Rate of 0.15%	Total return on Goldman Sachs RP Equity Carry(k)	USD	200	1/3/2020	Quarterly	$—	$—	$—	$—
JP Morgan Chase Bank, N.A	Fixed Rate of 0.40%	Total return on JPM Global Credit Value(l)	USD	194	1/2/2020	Monthly	—	—	—	—
Morgan Stanley Capital Services LLC	Fixed Rate of 0.25%	Total return on J. P. Morgan Government Bond Carry to–Risk Index(m)	USD	602	1/2/2020	Quarterly	—	—	—	—
Nomura Securities Co., Ltd	Fixed Rate of 0.15%	Total return on Nomura Bespoke Transaction Interest Rate Risk Premia Basket(n)	USD	2,011	1/4/2020	Quarterly	—	—	—	—
Total Total Return Index Swaps							$—	$—	$—	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).
(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $139, which represents approximately 6.8% of net assets as of March 31, 2019.
(e)	Rate represents the seven-day yield as of March 31, 2019.
(f)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.
(g)	Short variance exposure in the S&P 500 Index.

Top Underlying Components	Notional	Percentage of Notional
Swap
S&P 500 Variance Swap	152	100.00%

(h)	Short variance exposure in the Eurostoxx 50 index.

Top Underlying Components	Notional	Percentage of Notional
Swap
Eurostoxx 50 Variance Swap	150	100.00%

See notes to unaudited consolidated schedule of investments.

26

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(i)	Cross Asset carry strategy excluding commodities.

Top Underlying Components	Notional	Percentage of Notional
Swap
JAPANESE YEN SWAP 10 YR	2,311	751.16%
EURO SWAP 10 YR	32	10.33%
Markit iTraxx Europe Crossover Index	24	7.94%
BRITISH POUND SWAP 10 YR	7	2.26%
US DOLLAR SWAP 10 YR	4	1.30%
Markit CDX NA HY Index	0	0.09%
EONIA Total Return Index	(0)	-0.01%
FX Forwards
EURO	(29)	-9.37%
JAPANESE YEN	(26)	-8.53%
AUSTRALIAN DOLLAR	(4)	-1.46%
TURKISH LIRA	2	0.65%
SOUTH AFRICAN RAND	2	0.65%
MEXICAN PESO	2	0.65%
POLISH ZLOTY	2	0.65%
TAIWAN DOLLAR	2	0.65%
HUNGARIAN FORINT	2	0.65%
BRAZIL REAL	2	0.65%
China Offshore Spot	2	0.65%
SOUTH KOREAN WON	2	0.65%
SINGAPORE DOLLAR	2	0.65%
RUSSIAN RUBLE	2	0.65%
Futures
NIKKEI 225 (OSE) Jun19	0	0.02%
mini MSCI Emg SprdH9-M9	(0)	0.00%
EURO STOXX 50 FUTURE Jun19	0	0.00%
FTSE 100 IDX FUTURE Jun19	0	0.00%
S&P500 EMINI FUTURE Jun19	(0)	0.00%

See notes to unaudited consolidated schedule of investments.

27

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(j)	Currency selection strategy based on relative interest rates.

Top Underlying Components	Notional	Percentage of Notional
Foreign Currency
MEXICAN PESO	46	14.88%
SWISS FRANC	(46)	-14.85%
EURO	(46)	-14.84%
TURKISH LIRA	45	14.52%
HUNGARIAN FORINT	(42)	-13.70%
INDONESIAN RUPIAH	38	12.35%
INDIAN RUPEE	37	12.11%
PHILIPPINES PESO	34	11.09%
SWEDISH KRONA	(31)	-10.06%
RUSSIAN RUBLE	29	9.48%
JAPANESE YEN	(29)	-9.44%
ISRAELI SHEKEL	(29)	-9.38%
TAIWAN DOLLAR	(6)	-2.06%
BRITISH POUND	(1)	-0.34%
CHILEAN PESO	(1)	-0.34%
BRAZIL REAL	0	0.05%
SOUTH KOREAN WON	(0)	-0.02%
NEW ZEALAND DOLLAR	(0)	-0.02%
AUSTRALIAN DOLLAR	(0)	-0.01%
NORWEGIAN KRONE	(0)	0.00%
SOUTH AFRICAN RAND	0	0.00%
CANADIAN DOLLAR	(0)	0.00%
POLISH ZLOTY	(0)	0.00%
SINGAPORE DOLLAR	(0)	0.00%
China Offshore Spot	0	0.00%

(k)	Market neutral strategy based on futures versus spot differentials across equity markets.

Top Underlying Components	Notional	Percentage of Notional
Futures
FTSE/MIB IDX FUTURE Jun19	36	18.25%
BIST 30 FUTURE Apr19	(36)	-17.83%
EURO STOXX 50 FUTURE Jun19	33	16.51%
FTSE/JSE TOP 40 FUTURE Jun19	(33)	-16.48%
SWISS MKT IX FUTURE Jun19	29	14.33%
NASDAQ 100 E-MINI FUTURE Jun19	(28)	-13.89%
AMSTERDAM IDX FUTURE Apr19	24	12.06%
E-Mini Russ 2000 FUTURE Jun19	(23)	-11.40%
S&P500 EMINI FUTURE Jun19	(21)	-10.28%
IBEX 35 INDX FUTURE Apr19	20	9.78%
KOSPI2 INX FUTURE Jun19	(18)	-9.05%
CAC40 10 EURO FUTURE Apr19	15	7.35%
TOPIX INDX FUTURE Jun19	13	6.41%
MSCI EmgMkt FUTURE Jun19	(10)	-4.77%
MSCI TAIWAN INDEX FUTURE Apr19	(9)	-4.72%
HSCEI FUTURE Apr19	9	4.72%
FTSE 100 IDX FUTURE Jun19	9	4.45%
SPI 200 FUTURE Apr19	(9)	-4.43%
S&P/TSX 60 IX FUTURE Jun19	(7)	-3.29%
HANG SENG IDX FUTURE Apr19	4	2.22%
Currencies
SWISS FRANC	(0)	0.00%
US DOLLAR	(0)	0.00%
BRITISH POUND	0	0.00%
JAPANESE YEN	(0)	0.00%
EURO	0	0.00%

See notes to unaudited consolidated schedule of investments.

28

FS Global Macro Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(l)	Long-Short strategy capturing the risk premia between high yield and investment grade credit.

Top Underlying Components	Notional	Percentage of Notional
Index
Markit iTraxx Europe Index	(1,379)	-711.68%
Markit CDX NA HY Index	335	173.14%
Markit CDX NA IG Index	(58)	-29.70%
Markit iTraxx Europe Crossover Index	16	8.05%

(m)	Seeks to deliver enhanced returns by allocating exposure to assets from a set of government bond futures by computing the ratio of implied carry to three-month realized volatility, allocating evenly weighted risk exposure to all assets with a ratio above the set threshold.

Top Underlying Components	Notional	Percentage of Notional
Futures
JPN 10Y BOND(OSE) FUTURE Jun19	344	57.08%
EURO-SCHATZ FUTURE Jun19	344	57.07%
EURO-BOBL FUTURE Jun19	(129)	-21.40%
US 10YR NOTE (CBT) FUTURE Jun19	64	10.70%

(n)	Basket of indices comprised of Interest Rate Swaps in USD, EUR, GBP, and JPY based on carry, value, and momentum characteristics.

Top Underlying Components	Notional	Percentage of Notional
Swap
IRS Rec 5Y in USD	(3,699)	-183.88%
IRS Rec 10Y in EUR	3,375	167.79%
IRS Rec 20Y in EUR	3,004	149.36%
IRS Rec 5Y in EUR	2,573	127.93%
IRS Rec 10Y in USD	(2,417)	-120.19%
IRS Rec 30Y in EUR	1,947	96.80%
IRS Rec 30Y in USD	(1,628)	-80.92%
IRS Rec 1Y in EUR	(1,477)	-73.42%
IRS Rec 1Y in JPY	(1,417)	-70.47%
IRS Rec 20Y in USD	(309)	-15.34%
IRS Rec 10Y in GBP	(160)	-7.95%
IRS Rec 5Y in GBP	-	0.00%

See notes to unaudited consolidated schedule of investments.

29

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Par Amount(b)	Amortized Cost	Fair Value(c)
Commodity Linked Notes—19. 6%
Citigroup Global Market Holdings, Inc. 144A sr. notes 1-month LIBOR less 0.1%, 2020 (Indexed to the Citi Commodities Alpha Beta Basket F1 Index multiplied by 3)	(d)	$600	$600	$626
Total Commodity Linked Notes			600	626

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—76.9%
State Street Institutional Liquid Reserves Fund - Premier Class	(e)	2.56%	2,464,860	$2,465	$2,465
Total Short-Term Investments				2,465	2,465
TOTAL INVESTMENTS—96.5%				$3,065	$3,091
Other Assets in Excess of Liabilities—3.5%					113
Net Assets—100.0%					$3,204

Total Return Index Swaps(f)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	Total return on JPM Short ERP Sector(g)	3 Months Libor - 0.25%	USD	687	01/02/2020	Quarterly	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	3 Month Libor + 0.60%	Total return on JPM Long ERP Sector(h)	USD	1,351	01/02/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	1 Month Libor + 0.50%	Total return on Morgan Stanley Pricing Power Index(i)	USD	361	01/02/2020	Quarterly	—	—	—	—
Morgan Stanley Capital Services LLC	1 Month Libor + 0.50%	Total return on Morgan Stanley Inflation Index(j)	USD	343	01/02/2020	Quarterly	—	—	—	—
Total Total Return Index Swaps							$—	$—	$—	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $626, which represents approximately 19.6% of net assets as of March 31, 2019.

(e)	Rate represents the seven-day yield as of March 31, 2019.

(f)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

30

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(g)	Uses factor-based stock selection to provide short exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
XPO Logistics Inc	(344)	(18)	-2.69%
SBA Communications Corp	(93)	(18)	-2.69%
NiSource Inc	(642)	(18)	-2.68%
TechnipFMC PLC	(771)	(18)	-2.64%
Arconic Inc	(928)	(18)	-2.58%
Stanley Black & Decker Inc	(130)	(18)	-2.57%
Wabtec Corp	(239)	(18)	-2.56%
Edison International	(283)	(18)	-2.55%
Freeport-McMoRan Inc	(1,338)	(17)	-2.51%
DowDuPont Inc	(481)	(17)	-2.51%
Concho Resources Inc	(155)	(17)	-2.51%
EOG Resources Inc	(180)	(17)	-2.49%
General Electric Co	(1,699)	(17)	-2.47%
Deere & Co	(105)	(17)	-2.45%
Lockheed Martin Corp	(56)	(17)	-2.44%
General Dynamics Corp	(95)	(16)	-2.34%
Knight-Swift Transportation Ho	(484)	(16)	-2.30%
Albemarle Corp	(188)	(15)	-2.24%
American Airlines Group Inc	(480)	(15)	-2.22%
Alcoa Corp	(534)	(15)	-2.19%
Macerich Co/The	(338)	(15)	-2.13%
Sempra Energy	(116)	(15)	-2.12%
Weyerhaeuser Co	(537)	(14)	-2.06%
Baker Hughes a GE Co	(464)	(13)	-1.87%
Diamondback Energy Inc	(125)	(13)	-1.84%
California Resources Corp	(473)	(12)	-1.77%
Regency Centers Corp	(179)	(12)	-1.76%
Patterson-UTI Energy Inc	(799)	(11)	-1.63%
Colfax Corp	(354)	(11)	-1.53%
Consolidated Edison Inc	(124)	(11)	-1.53%
Continental Resources Inc/OK	(213)	(10)	-1.39%
Harris Corp	(56)	(9)	-1.31%
American Tower Corp	(43)	(8)	-1.22%
Hertz Global Holdings Inc	(483)	(8)	-1.22%
Macquarie Infrastructure Corp	(175)	(7)	-1.05%
Resideo Technologies Inc	(363)	(7)	-1.02%
Digital Realty Trust Inc	(58)	(7)	-1.01%
Summit Materials Inc	(407)	(6)	-0.94%
Gardner Denver Holdings Inc	(225)	(6)	-0.91%
Prologis Inc	(86)	(6)	-0.90%
Superior Energy Services Inc	(1,221)	(6)	-0.83%
Equinix Inc	(12)	(5)	-0.79%
Fluor Corp	(147)	(5)	-0.79%
CBRE Group Inc	(108)	(5)	-0.78%
Colony Capital Inc	(994)	(5)	-0.77%
Dycom Industries Inc	(112)	(5)	-0.75%
Caterpillar Inc	(38)	(5)	-0.74%
Navistar International Corp	(151)	(5)	-0.71%
Uniti Group Inc	(430)	(5)	-0.70%
Weatherford International PLC	(6,201)	(4)	-0.63%

See notes to unaudited consolidated schedule of investments.

31

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(h)	Uses factor-based stock selection to provide long exposure to the equity of natural resource, real estate, equipment and industrial, and infrastructure companies.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Spirit Realty Capital Inc	915	36	2.69%
HD Supply Holdings Inc	791	34	2.54%
OGE Energy Corp	752	32	2.40%
Robert Half International Inc	462	30	2.23%
Delek US Holdings Inc	790	29	2.13%
VEREIT Inc	3,405	28	2.11%
Pentair PLC	607	27	2.00%
Gaming and Leisure Properties	627	24	1.79%
Gulfport Energy Corp	2,981	24	1.77%
Plains GP Holdings LP	959	24	1.77%
Antero Resources Corp	2,616	23	1.71%
Insperity Inc	185	23	1.69%
Omega Healthcare Investors Inc	570	22	1.61%
Allison Transmission Holdings	472	21	1.57%
Louisiana-Pacific Corp	864	21	1.56%
Steel Dynamics Inc	586	21	1.53%
MSC Industrial Direct Co Inc	240	20	1.47%
Brookfield Property REIT Inc	969	20	1.47%
UGI Corp	356	20	1.46%
Park Hotels & Resorts Inc	617	19	1.42%
Domtar Corp	381	19	1.40%
Rollins Inc	428	18	1.32%
KAR Auction Services Inc	326	17	1.24%
MGM Growth Properties LLC	461	15	1.10%
Snap-on Inc	91	14	1.05%
Portland General Electric Co	274	14	1.05%
Agree Realty Corp	205	14	1.05%
HollyFrontier Corp	288	14	1.05%
Toro Co/The	198	14	1.01%
Peabody Energy Corp	477	14	1.00%
Apple Hospitality REIT Inc	804	13	0.97%
ABM Industries Inc	346	13	0.93%
Arch Coal Inc	132	12	0.89%
PBF Energy Inc	377	12	0.87%
Meritor Inc	564	11	0.85%
Tallgrass Energy LP	446	11	0.83%
EMCOR Group Inc	146	11	0.79%
Piedmont Office Realty Trust I	505	11	0.78%
GATX Corp	138	11	0.78%
MSA Safety Inc	99	10	0.76%
Lennox International Inc	38	10	0.74%
IDACORP Inc	99	10	0.73%
Diamond Offshore Drilling Inc	940	10	0.73%
Generac Holdings Inc	192	10	0.73%
AptarGroup Inc	93	10	0.73%
Deluxe Corp	216	9	0.70%
Brady Corp	201	9	0.69%
Medical Properties Trust Inc	496	9	0.68%
Equity Commonwealth	1,100	18	1.32%
NorthWestern Corp	127	9	0.66%

See notes to unaudited consolidated schedule of investments.

32

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(i)	Seeks to deliver strong performance ability in the face of inflation through a basket comprised of companies in all industries that have the ability to pass through inflation related cost increases to consumers via higher prices.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Atlassian Corp PLC	121	14	3.76%
Estee Lauder Cos Inc/The	69	11	3.19%
American Tower Corp	58	11	3.16%
SBA Communications Corp	56	11	3.11%
MSCI Inc	56	11	3.10%
Mettler-Toledo International I	15	11	2.95%
PayPal Holdings Inc	102	11	2.94%
Cisco Systems Inc	192	10	2.87%
Lululemon Athletica Inc	63	10	2.87%
Ingersoll-Rand PLC	95	10	2.83%
Mastercard Inc	43	10	2.81%
Autodesk Inc	65	10	2.79%
Deere & Co	62	10	2.74%
NIKE Inc	117	10	2.73%
Visa Inc	63	10	2.72%
PepsiCo Inc	79	10	2.69%
Equinix Inc	21	10	2.65%
Netflix Inc	27	9	2.63%
Fortive Corp	113	9	2.62%
Sherwin-Williams Co/The	22	9	2.60%
Adobe Inc	35	9	2.58%
Monster Beverage Corp	167	9	2.53%
Blackstone Group LP/The	256	9	2.48%
Verisk Analytics Inc	67	9	2.46%
Coca-Cola Co/The	188	9	2.45%
Ferrari NV	66	9	2.44%
Equifax Inc	73	9	2.40%
Tiffany & Co	82	9	2.40%
Philip Morris International In	98	9	2.40%
AMETEK Inc	102	8	2.34%
Domino's Pizza Inc	33	8	2.33%
World Wrestling Entertainment	96	8	2.30%
General Dynamics Corp	45	8	2.13%
TransUnion	113	8	2.09%
Apple Inc	40	8	2.09%
Alliance Data Systems Corp	42	7	2.06%
Constellation Brands Inc	40	7	1.95%
NVIDIA Corp	39	7	1.93%
Haemonetics Corp	38	3	0.92%

See notes to unaudited consolidated schedule of investments.

33

FS Real Asset Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(j)	Seeks to deliver a high sensitivity to inflation expectations through a basket comprised of companies within agriculture, base & precious metals, and energy industries.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
NRG Energy Inc	624	26	7.73%
CSX Corp	223	17	4.86%
Vale SA	1,097	14	4.18%
SVB Financial Group	58	13	3.78%
Rio Tinto PLC	182	11	3.12%
Caterpillar Inc	77	10	3.04%
Fastenal Co	162	10	3.04%
Regions Financial Corp	667	9	2.75%
Canadian Pacific Railway Ltd	45	9	2.69%
WW Grainger Inc	30	9	2.66%
Celanese Corp	91	9	2.62%
Steel Dynamics Inc	248	9	2.55%
Citizens Financial Group Inc	269	9	2.54%
Allegheny Technologies Inc	334	9	2.49%
Marathon Petroleum Corp	129	8	2.25%
Freeport-McMoRan Inc	584	8	2.19%
Nucor Corp	126	7	2.14%
ArcelorMittal	328	7	1.95%
East West Bancorp Inc	138	7	1.94%
United States Steel Corp	333	6	1.89%
Suncor Energy Inc	195	6	1.85%
Reliance Steel & Aluminum Co	68	6	1.80%
Hess Corp	103	6	1.80%
Flowserve Corp	131	6	1.72%
Diamondback Energy Inc	58	6	1.71%
Marathon Oil Corp	341	6	1.66%
MSC Industrial Direct Co Inc	68	6	1.64%
Murphy Oil Corp	185	5	1.58%
Tenaris SA	187	5	1.54%
WESCO International Inc	97	5	1.50%
Southern Copper Corp	125	5	1.44%
Canadian Natural Resources Ltd	168	5	1.35%
Pioneer Natural Resources Co	29	4	1.31%
Helmerich & Payne Inc	79	4	1.28%
TechnipFMC PLC	176	4	1.21%
Devon Energy Corp	125	4	1.15%
National Oilwell Varco Inc	148	4	1.15%
Anadarko Petroleum Corp	86	4	1.14%
Noble Energy Inc	152	4	1.10%
Arconic Inc	190	4	1.06%
Halliburton Co	118	3	1.01%
CNX Resources Corp	306	3	0.96%
Apache Corp	85	3	0.86%
Schlumberger Ltd	67	3	0.85%
Baker Hughes a GE Co	105	3	0.85%
POSCO	50	3	0.80%
Dril-Quip Inc	56	3	0.74%
Compass Minerals International	45	2	0.72%
Century Aluminum Co	233	2	0.60%
Carpenter Technology Corp	44	2	0.59%

See notes to unaudited consolidated schedule of investments.

34

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—83.4%
State Street Institutional Liquid Reserves Fund - Premier Class	(d)	2.56%	1,742,085	$1,742	$1,742
Total Short-Term Investments				1,742	1,742

TOTAL INVESTMENTS—83.4%				$1,742	$1,742
Other Assets in Excess of Liabilities—16.6%					346
Net Assets—100.0%					$2,088

Total Return Index Swaps(e)—(1.3)%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Quality Equity ER USD Index(f)	USD	174	1/02/2020	Quarterly	$—	$—	$—	$—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Low Volatility Equity ER USD Index(g)	USD	167	1/02/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Momentum Equity ER USD Index(h)	USD	175	1/02/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.30%	Total return on Barclays US Value Equity ER USD Index(i)	USD	165	1/02/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.35%	Total return on Barclays US Value Equity Market Hedged Index ER(j)	USD	490	1/02/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Fixed Rate of 0.10%	Total return on Novus Barclays Public Ownership HF Conviction US Index ER(k)	USD	2,283	1/02/2020	Quarterly	—	—	—	—
Barclays Bank PLC	Total return on Barclays Short Interest Index(l)	Floating Rate OBFR-1.05%	USD	1,939	4/30/2019	Quarterly	—	(5)	—	5
JP Morgan Chase Bank, N.A.	3 Month LIBOR - 0.16%	Total return on Barclays Russell 2000 Total Return Index(m)	USD	1,000	5/10/2019	Monthly	—	25	25	—
JP Morgan Chase Bank, N.A.	Total return on Barclays Russell 1000 Total Return Index(n)	3 Month LIBOR - 0.15%	USD	1,003	5/10/2019	Monthly	—	(48)	—	48
Total Total Return Index Swaps							$—	$(28)	$25	$53

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Denominated in U.S. dollars unless otherwise noted.

(c)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(d)	Rate represents the seven-day yield as of March 31, 2019.

(e)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

35

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(f)	Market neutral strategy that seeks to provide exposure to the Quality risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Ulta Beauty Inc	11	4	2.19%
AutoZone Inc	4	4	2.19%
Costco Wholesale Corp	16	4	2.17%
Lululemon Athletica Inc	23	4	2.14%
Accenture PLC	21	4	2.13%
Church & Dwight Co Inc	51	4	2.10%
FactSet Research Systems Inc	15	4	2.10%
Intuit Inc	14	4	2.09%
Visa Inc	23	4	2.09%
Verisk Analytics Inc	27	4	2.07%
IDEXX Laboratories Inc	16	4	2.07%
Copart Inc	60	4	2.07%
Mettler-Toledo International I	5	4	2.07%
Air Products & Chemicals Inc	19	4	2.07%
Lennox International Inc	14	4	2.06%
TJX Cos Inc/The	67	4	2.06%
Mastercard Inc	15	4	2.06%
Paychex Inc	45	4	2.06%
Alphabet Inc	3	4	2.05%
PepsiCo Inc	29	4	2.05%
Estee Lauder Cos Inc/The	21	4	2.04%
Hormel Foods Corp	79	4	2.04%
Jack Henry & Associates Inc	26	4	2.03%
Michael Kors Holdings Ltd	77	4	2.01%
MarketAxess Holdings Inc	14	4	2.01%
Broadridge Financial Solutions	34	4	2.01%
ResMed Inc	34	3	2.00%
Philip Morris International In	39	3	1.99%
T Rowe Price Group Inc	35	3	1.98%
Linde PLC	20	3	1.98%
Franklin Resources Inc	104	3	1.98%
Marsh & McLennan Cos Inc	37	3	1.97%
Clorox Co/The	21	3	1.97%
Tractor Supply Co	35	3	1.97%
CDW Corp/DE	35	3	1.96%
Dollar General Corp	28	3	1.95%
Home Depot Inc/The	18	3	1.94%
Cerner Corp	59	3	1.93%
3M Co	16	3	1.93%
Universal Health Services Inc	25	3	1.92%
Ross Stores Inc	36	3	1.92%
Texas Instruments Inc	31	3	1.91%
Domino's Pizza Inc	13	3	1.91%
Rockwell Automation Inc	19	3	1.90%
Robert Half International Inc	50	3	1.86%
Huntington Ingalls Industries	16	3	1.85%
Old Dominion Freight Line Inc	22	3	1.84%
Herbalife Nutrition Ltd	60	3	1.82%
F5 Networks Inc	20	3	1.79%
Kroger Co/The	118	3	1.66%

See notes to unaudited consolidated schedule of investments.

36

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(g)	Market neutral strategy that seeks to provide exposure to the Low Volatility risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Coca-Cola European Partners PL	67	3	2.08%
Mondelez International Inc	70	3	2.08%
PepsiCo Inc	28	3	2.07%
Fidelity National Information	31	3	2.07%
Genuine Parts Co	31	3	2.06%
Hormel Foods Corp	77	3	2.06%
McDonald's Corp	18	3	2.05%
Chubb Ltd	24	3	2.05%
Verisk Analytics Inc	26	3	2.04%
Intercontinental Exchange Inc	45	3	2.04%
Colgate-Palmolive Co	50	3	2.04%
Hershey Co/The	30	3	2.04%
Procter & Gamble Co/The	33	3	2.04%
Air Products & Chemicals Inc	18	3	2.03%
Travelers Cos Inc/The	25	3	2.03%
Waste Management Inc	33	3	2.03%
Honeywell International Inc	21	3	2.03%
Jack Henry & Associates Inc	24	3	2.02%
Ecolab Inc	19	3	2.02%
Paychex Inc	42	3	2.02%
Verizon Communications Inc	57	3	2.02%
Marsh & McLennan Cos Inc	36	3	2.02%
Merck & Co Inc	40	3	2.01%
Republic Services Inc	42	3	2.01%
Pfizer Inc	79	3	2.01%
WEC Energy Group Inc	42	3	2.01%
Coca-Cola Co/The	71	3	2.00%
Yum! Brands Inc	33	3	2.00%
NextEra Energy Inc	17	3	1.99%
Exelon Corp	66	3	1.99%
Aflac Inc	67	3	1.99%
Western Union Co/The	180	3	1.99%
Entergy Corp	35	3	1.99%
American Electric Power Co Inc	40	3	1.98%
OGE Energy Corp	77	3	1.98%
CMS Energy Corp	60	3	1.98%
IHS Markit Ltd	61	3	1.98%
DTE Energy Co	27	3	1.98%
Eversource Energy	47	3	1.98%
Allstate Corp/The	35	3	1.97%
Archer-Daniels-Midland Co	76	3	1.97%
Duke Energy Corp	36	3	1.96%
Becton Dickinson and Co	13	3	1.95%
Amdocs Ltd	60	3	1.95%
Citrix Systems Inc	33	3	1.95%
Arthur J Gallagher & Co	42	3	1.94%
Walt Disney Co/The	29	3	1.91%
CME Group Inc	19	3	1.91%
People's United Financial Inc	189	3	1.86%
US Bancorp	64	3	1.84%

See notes to unaudited consolidated schedule of investments.

37

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(h)	Market neutral strategy that seeks to provide exposure to the Momentum risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Lululemon Athletica Inc	24	4	2.22%
Church & Dwight Co Inc	52	4	2.12%
Chipotle Mexican Grill Inc	5	4	2.11%
Tractor Supply Co	38	4	2.11%
Wix.com Ltd	30	4	2.09%
Post Holdings Inc	33	4	2.05%
AutoZone Inc	4	4	2.05%
Starbucks Corp	48	4	2.05%
Advance Auto Parts Inc	21	4	2.05%
Masimo Corp	26	4	2.04%
O'Reilly Automotive Inc	9	4	2.03%
Paycom Software Inc	19	4	2.03%
Eli Lilly & Co	27	4	2.02%
Procter & Gamble Co/The	34	4	2.02%
Boeing Co/The	9	4	2.01%
Euronet Worldwide Inc	25	4	2.01%
Dollar General Corp	30	4	2.01%
Aon PLC	21	4	2.01%
Planet Fitness Inc	51	4	2.01%
Veeva Systems Inc	28	4	2.00%
OGE Energy Corp	81	4	2.00%
Exelon Corp	70	4	2.00%
Ameren Corp	48	4	2.00%
Merck & Co Inc	42	4	2.00%
Cincinnati Financial Corp	41	3	2.00%
WEC Energy Group Inc	44	3	2.00%
Array BioPharma Inc	143	3	2.00%
Foot Locker Inc	58	3	2.00%
TransDigm Group Inc	8	3	1.99%
Vistra Energy Corp	134	3	1.99%
Boston Scientific Corp	91	3	1.99%
Keysight Technologies Inc	40	3	1.99%
Keurig Dr Pepper Inc	124	3	1.99%
Eversource Energy	49	3	1.98%
Xcel Energy Inc	62	3	1.98%
Workday Inc	18	3	1.98%
AES Corp/VA	192	3	1.98%
IQVIA Holdings Inc	24	3	1.97%
Okta Inc	42	3	1.97%
Xilinx Inc	27	3	1.97%
Atlassian Corp PLC	31	3	1.96%
Ball Corp	59	3	1.96%
Kinder Morgan Inc/DE	172	3	1.96%
American Water Works Co Inc	33	3	1.96%
VMware Inc	19	3	1.93%
New York Times Co/The	102	3	1.92%
HCA Healthcare Inc	25	3	1.89%
Trade Desk Inc/The	17	3	1.89%
Exact Sciences Corp	38	3	1.87%
Anthem Inc	11	3	1.85%

See notes to unaudited consolidated schedule of investments.

38

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(i)	Market neutral strategy that seeks to provide exposure to the Value risk premium.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Broadcom Inc	12	4	2.24%
Devon Energy Corp	115	4	2.20%
Gap Inc/The	137	4	2.19%
Constellation Brands Inc	20	4	2.18%
Western Union Co/The	193	4	2.17%
Seagate Technology PLC	74	4	2.15%
Franklin Resources Inc	105	3	2.12%
Invesco Ltd	180	3	2.12%
Cummins Inc	22	3	2.12%
PulteGroup Inc	124	3	2.11%
Amgen Inc	18	3	2.11%
Ingredion Inc	37	3	2.11%
L Brands Inc	126	3	2.11%
AT&T Inc	111	3	2.11%
Applied Materials Inc	87	3	2.11%
Delta Air Lines Inc	67	3	2.09%
Synchrony Financial	108	3	2.09%
Ford Motor Co	390	3	2.08%
FedEx Corp	19	3	2.08%
Lam Research Corp	19	3	2.07%
Macy's Inc	140	3	2.05%
International Paper Co	73	3	2.04%
Phillips 66	35	3	2.04%
Toll Brothers Inc	92	3	2.02%
TE Connectivity Ltd	41	3	2.02%
WestRock Co	86	3	2.02%
Prudential Financial Inc	36	3	2.01%
DXC Technology Co	51	3	2.01%
Chemours Co/The	89	3	2.01%
Principal Financial Group Inc	65	3	1.99%
Celanese Corp	33	3	1.99%
Harley-Davidson Inc	92	3	1.99%
Huntington Ingalls Industries	16	3	1.99%
Nucor Corp	56	3	1.98%
Hewlett Packard Enterprise Co	210	3	1.97%
Caesars Entertainment Corp	370	3	1.95%
Oshkosh Corp	43	3	1.95%
NXP Semiconductors NV	36	3	1.94%
Textron Inc	62	3	1.92%
Huntsman Corp	139	3	1.90%
Steel Dynamics Inc	88	3	1.89%
Eastman Chemical Co	41	3	1.87%
Huntington Bancshares Inc/OH	239	3	1.85%
Lear Corp	22	3	1.82%
Kroger Co/The	119	3	1.79%
United Rentals Inc	25	3	1.75%
Comerica Inc	39	3	1.74%
HP Inc	145	3	1.71%
Kraft Heinz Co/The	85	3	1.69%
Qurate Retail Inc	157	3	1.53%

See notes to unaudited consolidated schedule of investments.

39

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(j)	Long position in a basket of US stocks that look attractively priced based on the chosen value characteristics combined with an offsetting short position in an index to hedge the general market risk.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
SPDR S&P 500 ETF Trust	(1,789)	(505)	-103.19%
Broadcom Inc	36	11	2.24%
Devon Energy Corp	342	11	2.20%
Gap Inc/The	409	11	2.19%
Constellation Brands Inc	61	11	2.18%
Western Union Co/The	575	11	2.17%
Seagate Technology PLC	219	11	2.15%
Franklin Resources Inc	314	10	2.12%
Invesco Ltd	538	10	2.12%
Cummins Inc	66	10	2.12%
PulteGroup Inc	370	10	2.11%
Amgen Inc	54	10	2.11%
Ingredion Inc	109	10	2.11%
L Brands Inc	374	10	2.11%
AT&T Inc	329	10	2.11%
Applied Materials Inc	260	10	2.11%
Delta Air Lines Inc	198	10	2.09%
Synchrony Financial	321	10	2.09%
Ford Motor Co	1,162	10	2.08%
FedEx Corp	56	10	2.08%
Lam Research Corp	57	10	2.07%
Macy's Inc	417	10	2.05%
International Paper Co	216	10	2.04%
Phillips 66	105	10	2.04%
Toll Brothers Inc	274	10	2.02%
TE Connectivity Ltd	123	10	2.02%
WestRock Co	257	10	2.02%
Prudential Financial Inc	107	10	2.01%
DXC Technology Co	153	10	2.01%
Chemours Co/The	265	10	2.01%
Principal Financial Group Inc	194	10	1.99%
Celanese Corp	99	10	1.99%
Harley-Davidson Inc	273	10	1.99%
Huntington Ingalls Industries	47	10	1.99%
Nucor Corp	166	10	1.98%
Hewlett Packard Enterprise Co	625	10	1.97%
Caesars Entertainment Corp	1,102	10	1.95%
Oshkosh Corp	127	10	1.95%
NXP Semiconductors NV	107	9	1.94%
Textron Inc	186	9	1.92%
Huntsman Corp	414	9	1.90%
Steel Dynamics Inc	262	9	1.89%
Eastman Chemical Co	121	9	1.87%
Huntington Bancshares Inc/OH	713	9	1.85%
Lear Corp	65	9	1.82%
Kroger Co/The	356	9	1.79%
United Rentals Inc	75	9	1.75%
Comerica Inc	116	9	1.74%
HP Inc	432	8	1.71%
Kraft Heinz Co/The	253	8	1.69%

See notes to unaudited consolidated schedule of investments.

40

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(k)	A long portfolio of stocks based on public 13F filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Worldpay Inc	505	57	2.51%
Nexstar Media Group Inc	498	54	2.36%
CarMax Inc	755	53	2.31%
TRS: Twilio Inc	394	51	2.23%
Apple Inc	265	50	2.20%
Amazon.com Inc	28	50	2.19%
QUALCOMM Inc	877	50	2.19%
PayPal Holdings Inc	477	50	2.17%
Visa Inc	314	49	2.15%
Microsoft Corp	413	49	2.13%
Mastercard Inc	206	49	2.12%
Alphabet Inc	41	48	2.12%
TRS: ServiceNow Inc	195	48	2.11%
Constellation Brands Inc	273	48	2.10%
TransDigm Group Inc	105	48	2.10%
First Data Corp	1,822	48	2.10%
GCI Liberty Inc	858	48	2.09%
Comcast Corp	1,187	47	2.08%
Credit Acceptance Corp	105	47	2.07%
Adobe Inc	177	47	2.06%
FirstEnergy Corp	1,132	47	2.06%
Facebook Inc	282	47	2.06%
Liberty Broadband Corp	512	47	2.06%
IQVIA Holdings Inc	323	46	2.04%
Delta Air Lines Inc	898	46	2.03%
Red Hat Inc	251	46	2.01%
GoDaddy Inc	606	46	2.00%
Charter Communications Inc	131	46	2.00%
Hilton Worldwide Holdings Inc	548	46	1.99%
Berkshire Hathaway Inc	226	45	1.99%
Union Pacific Corp	271	45	1.99%
Netflix Inc	127	45	1.98%
Vistra Energy Corp	1,730	45	1.97%
salesforce.com Inc	284	45	1.97%
Wells Fargo & Co	927	45	1.96%
Diamondback Energy Inc	440	45	1.96%
Walt Disney Co/The	402	45	1.95%
IAC/InterActiveCorp	212	45	1.95%
Citigroup Inc	713	44	1.94%
Autodesk Inc	283	44	1.93%
JPMorgan Chase & Co	435	44	1.93%
Bank of America Corp	1,576	43	1.90%
T-Mobile US Inc	627	43	1.90%
General Motors Co	1,158	43	1.88%
Charles Schwab Corp/The	994	43	1.86%
Booking Holdings Inc	24	42	1.84%
HCA Healthcare Inc	322	42	1.84%
Yelp Inc	1,199	41	1.81%
United Continental Holdings In	513	41	1.79%

See notes to unaudited consolidated schedule of investments.

41

FS Long/Short Equity Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(l)	A basket of stocks with the highest short interest based on public short interest filings.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
2U Inc	(155)	(11)	-0.57%
Abercrombie & Fitch Co	(401)	(11)	-0.57%
ABM Industries Inc	(302)	(11)	-0.57%
Acorda Therapeutics Inc	(827)	(11)	-0.57%
Advanced Micro Devices Inc	(431)	(11)	-0.57%
Aerojet Rocketdyne Holdings In	(309)	(11)	-0.57%
Agree Realty Corp	(159)	(11)	-0.57%
AK Steel Holding Corp	(3,997)	(11)	-0.57%
Albemarle Corp	(134)	(11)	-0.57%
Alder Biopharmaceuticals Inc	(805)	(11)	-0.57%
Allegheny Technologies Inc	(430)	(11)	-0.57%
Alteryx Inc	(131)	(11)	-0.57%
AMAG Pharmaceuticals Inc	(853)	(11)	-0.57%
Ambarella Inc	(254)	(11)	-0.57%
AMC Entertainment Holdings Inc	(740)	(11)	-0.57%
AMC Networks Inc	(194)	(11)	-0.57%
ANGI Homeservices Inc	(712)	(11)	-0.57%
Arbor Realty Trust Inc	(847)	(11)	-0.57%
ArcBest Corp	(357)	(11)	-0.57%
Arrowhead Pharmaceuticals Inc	(599)	(11)	-0.57%
Axos Financial Inc	(380)	(11)	-0.57%
Bed Bath & Beyond Inc	(647)	(11)	-0.57%
Belden Inc	(205)	(11)	-0.57%
BJ's Restaurants Inc	(232)	(11)	-0.57%
Boston Beer Co Inc/The	(37)	(11)	-0.57%
Brinker International Inc	(248)	(11)	-0.57%
Caesars Entertainment Corp	(1,265)	(11)	-0.57%
Calavo Growers Inc	(131)	(11)	-0.57%
California Resources Corp	(428)	(11)	-0.57%
Callon Petroleum Co	(1,456)	(11)	-0.57%
Cardtronics PLC	(309)	(11)	-0.57%
Cars.com Inc	(482)	(11)	-0.57%
Cheesecake Factory Inc/The	(225)	(11)	-0.57%
Chesapeake Energy Corp	(3,546)	(11)	-0.57%
Cleveland-Cliffs Inc	(1,100)	(11)	-0.57%
Clovis Oncology Inc	(443)	(11)	-0.57%
Corcept Therapeutics Inc	(936)	(11)	-0.57%
Denbury Resources Inc	(5,362)	(11)	-0.57%
Dick's Sporting Goods Inc	(299)	(11)	-0.57%
Diebold Nixdorf Inc	(993)	(11)	-0.57%
Dillard's Inc	(153)	(11)	-0.57%
Discovery Inc	(407)	(11)	-0.57%
Dynavax Technologies Corp	(1,504)	(11)	-0.57%
Ebix Inc	(223)	(11)	-0.57%
Ellie Mae Inc	(111)	(11)	-0.57%
Ensco PLC	(699)	(11)	-0.57%
Express Inc	(2,568)	(11)	-0.57%
First Financial Bankshares Inc	(190)	(11)	-0.57%
First Majestic Silver Corp	(1,670)	(11)	-0.57%
First Republic Bank/CA	(109)	(11)	-0.57%

(m)	Stock market index of the 2,000 smallest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
Russell 2000 Total Return Index	133	1,024	100.00%

(n)	Stock market index of the 1,000 largest market cap stocks in the Russell 3000 Index, which seeks to be a benchmark of the entire US stock market.

Top Underlying Components	Shares	Notional	Percentage of Notional
Index
Russell 1000 Index Total Return	(117)	(1,051)	-100.00%

See notes to unaudited consolidated schedule of investments.

42

FS Market Neutral Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—100.0%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.56%	2,053,972	$2,054	$2,054
Total Short-Term Investments				2,054	2,054

TOTAL INVESTMENTS—100.0%				$2,054	$2,054
Other Assets in Excess of Liabilities—0.0%					—
Net Assets—100.0%					$2,054

Total Return Index Swaps(d)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	1 Month LIBOR + 0.35%	Global Equity Long Basket(e)	USD	2,271	3/4/2022	Monthly	$—	$—	$—	$—
Goldman Sachs International	Global Equity Short Basket(f)	1 Month LIBOR + 0.10%	USD	2,255	3/4/2022	Monthly	—	—	—	—
Total Total Return Index Swaps							$—	$—	$—	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of March 31, 2019.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

43

FS Market Neutral Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(e)	Long basket of stocks that is over-weight in equity factors with the highest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Planet Fitness Inc	391	27	1.18%
SBA Communications Corp	130	26	1.14%
Crown Castle International Cor	202	26	1.14%
Rapid7 Inc	506	26	1.13%
Camden Property Trust	248	25	1.11%
Portland General Electric Co	479	25	1.09%
Colgate-Palmolive Co	362	25	1.09%
Celgene Corp	263	25	1.09%
Ralph Lauren Corp	190	25	1.09%
Morningstar Inc	192	24	1.07%
Applied Industrial Technologie	406	24	1.06%
Ecolab Inc	136	24	1.05%
Timken Co/The	548	24	1.05%
Vistra Energy Corp	903	24	1.04%
Cargurus Inc	585	23	1.03%
Investors Bancorp Inc	1,958	23	1.02%
Urban Outfitters Inc	781	23	1.02%
CommVault Systems Inc	357	23	1.02%
HubSpot Inc	139	23	1.02%
Cornerstone OnDemand Inc	419	23	1.01%
Cogent Communications Holdings	421	23	1.00%
Lazard Ltd	630	23	1.00%
East West Bancorp Inc	447	21	0.94%
PolyOne Corp	731	21	0.94%
SEI Investments Co	406	21	0.93%
Autodesk Inc	136	21	0.93%
Genomic Health Inc	294	21	0.91%
Zendesk Inc	242	21	0.91%
Western Alliance Bancorp	491	20	0.89%
Kellogg Co	345	20	0.87%
Outfront Media Inc	844	20	0.87%
Alkermes PLC	534	19	0.86%
Tractor Supply Co	186	18	0.80%
IHS Markit Ltd	321	17	0.77%
Globus Medical Inc	344	17	0.75%
Fifth Third Bancorp	668	17	0.74%
Jones Lang LaSalle Inc	109	17	0.74%
CVB Financial Corp	781	16	0.72%
Albany International Corp	223	16	0.70%
Rexnord Corp	634	16	0.70%
Vertex Pharmaceuticals Inc	86	16	0.70%
Armstrong World Industries Inc	199	16	0.70%
Glaukos Corp	201	16	0.69%
New Relic Inc	159	16	0.69%
Jagged Peak Energy Inc	1,487	16	0.69%
Cummins Inc	97	15	0.67%
Gaming and Leisure Properties	391	15	0.66%
Incyte Corp	172	15	0.65%
Citigroup Inc	227	14	0.62%
Northern Trust Corp	156	14	0.62%

See notes to unaudited consolidated schedule of investments.

44

FS Market Neutral Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(f)	Short basket of stocks that is overweight in equity factors with the lowest expected returns identified through machine learning.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Worldpay Inc	(242)	(27)	-1.22%
McCormick & Co Inc/MD	(174)	(26)	-1.16%
KB Home	(1,068)	(26)	-1.15%
Mack-Cali Realty Corp	(1,147)	(25)	-1.13%
NiSource Inc	(888)	(25)	-1.13%
Yum China Holdings Inc	(564)	(25)	-1.12%
Alexandria Real Estate Equitie	(177)	(25)	-1.12%
Sealed Air Corp	(546)	(25)	-1.12%
Advanced Micro Devices Inc	(985)	(25)	-1.11%
New Residential Investment Cor	(1,455)	(25)	-1.09%
Stericycle Inc	(449)	(24)	-1.08%
Entergy Corp	(256)	(24)	-1.08%
Kennedy-Wilson Holdings Inc	(1,142)	(24)	-1.08%
Exponent Inc	(423)	(24)	-1.08%
Henry Schein Inc	(394)	(24)	-1.05%
Two Harbors Investment Corp	(1,738)	(24)	-1.04%
Credit Acceptance Corp	(52)	(23)	-1.04%
FMC Corp	(303)	(23)	-1.03%
Deere & Co	(144)	(23)	-1.02%
Littelfuse Inc	(124)	(23)	-1.01%
Interactive Brokers Group Inc	(430)	(22)	-0.99%
Stifel Financial Corp	(415)	(22)	-0.97%
Simmons First National Corp	(894)	(22)	-0.97%
Univar Inc	(982)	(22)	-0.97%
Pebblebrook Hotel Trust	(694)	(22)	-0.96%
CME Group Inc	(130)	(21)	-0.95%
Peabody Energy Corp	(753)	(21)	-0.95%
Sunrun Inc	(1,514)	(21)	-0.94%
Omnicom Group Inc	(290)	(21)	-0.94%
First Financial Bancorp	(872)	(21)	-0.93%
Arrowhead Pharmaceuticals Inc	(1,069)	(20)	-0.87%
Service Corp International/US	(485)	(19)	-0.86%
Murphy USA Inc	(205)	(18)	-0.78%
Huntington Bancshares Inc/OH	(1,356)	(17)	-0.76%
Abbott Laboratories	(209)	(17)	-0.74%
Lithia Motors Inc	(171)	(16)	-0.70%
Sunstone Hotel Investors Inc	(1,099)	(16)	-0.70%
United Bankshares Inc/WV	(434)	(16)	-0.70%
Liberty Media Corp-Liberty For	(456)	(16)	-0.70%
SunTrust Banks Inc	(264)	(16)	-0.69%
PerkinElmer Inc	(162)	(16)	-0.69%
Take-Two Interactive Software	(163)	(15)	-0.68%
SkyWest Inc	(284)	(15)	-0.68%
Lennar Corp	(304)	(15)	-0.66%
Mirati Therapeutics Inc	(200)	(15)	-0.65%
LegacyTexas Financial Group In	(382)	(14)	-0.63%
CACI International Inc	(78)	(14)	-0.63%
Walt Disney Co/The	(125)	(14)	-0.62%
Allscripts Healthcare Solution	(1,457)	(14)	-0.62%
Sanderson Farms Inc	(102)	(13)	-0.60%

See notes to unaudited consolidated schedule of investments.

45

FS Event Driven Fund

Unaudited Consolidated Schedule of Investments

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost	Fair Value(b)
Short-Term Investments—100.4%
State Street Institutional Liquid Reserves Fund - Premier Class	(c)	2.56%	1,976,021	$1,976	$1,976
Total Short-Term Investments				1,976	1,976

TOTAL INVESTMENTS—100.4%				$1,976	$1,976
Other Liabilities in Excess of Assets —(0.4)%					(8)
Net Assets—100.0%					$1,968

Total Return Index Swaps(d)—0.0%

Counterparty	Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premium Paid (Received)	Fair Value(b)	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	US Equity Short Basket(e)	1 Month LIBOR - 0.15%	USD	2,309	3/7/2022	Quarterly	$—	$—	$—	$—
Goldman Sachs International	1 Month LIBOR + 0.20%	US Equity Long Basket(f)	USD	2,285	3/7/2022	Quarterly	—	—	—	—
Total Total Return Index Swaps							$—	$—	$—	$—

(a)	Security may be an obligation of one or more entities affiliated with the named company.

(b)	Fair value as of March 31, 2019 is determined by the board of trustees of FS Series Trust (the “Trust’’).

(c)	Rate represents the seven-day yield as of March 31, 2019.

(d)	The Fund pays or receives periodic payments in accordance with the total return swap contracts depending on the performance of the reference index. On reset dates and on the expiration date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of (i) the accrued financing fees and (ii) the percentage change in price of the reference index times the notional amount.

See notes to unaudited consolidated schedule of investments.

46

FS Event Driven Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(e)	Short basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Bonanza Creek Energy Inc	(1,571)	(36)	-1.54%
Medicines Co/The	(1,199)	(34)	-1.45%
Multi-Color Corp	(639)	(32)	-1.38%
Caesars Entertainment Corp	(3,516)	(31)	-1.32%
Assertio Therapeutics Inc	(5,946)	(30)	-1.31%
Campbell Soup Co	(774)	(30)	-1.28%
Avon Products Inc	(10,018)	(29)	-1.28%
Arconic Inc	(1,254)	(24)	-1.04%
Guidewire Software Inc	(244)	(24)	-1.03%
Abercrombie & Fitch Co	(850)	(23)	-1.01%
Belmond Ltd	(910)	(23)	-0.98%
FirstEnergy Corp	(542)	(23)	-0.98%
Symantec Corp	(972)	(22)	-0.97%
QUALCOMM Inc	(383)	(22)	-0.95%
Royal Gold Inc	(228)	(21)	-0.90%
Cboe Global Markets Inc	(217)	(21)	-0.90%
Cognizant Technology Solutions	(286)	(21)	-0.90%
CIT Group Inc	(419)	(20)	-0.87%
Plantronics Inc	(434)	(20)	-0.87%
Spectrum Brands Holdings Inc	(360)	(20)	-0.85%
Spectrum Pharmaceuticals Inc	(1,823)	(19)	-0.84%
Omega Healthcare Investors Inc	(511)	(19)	-0.84%
Perrigo Co PLC	(404)	(19)	-0.84%
Helmerich & Payne Inc	(344)	(19)	-0.83%
Weatherford International PLC	(27,162)	(19)	-0.82%
Coty Inc	(1,637)	(19)	-0.82%
Nutanix Inc	(496)	(19)	-0.81%
Synaptics Inc	(460)	(18)	-0.79%
AGNC Investment Corp	(1,004)	(18)	-0.78%
Finisar Corp	(770)	(18)	-0.77%
Switch Inc	(1,711)	(18)	-0.76%
QEP Resources Inc	(2,261)	(18)	-0.76%
American International Group I	(408)	(18)	-0.76%
Cypress Semiconductor Corp	(1,161)	(17)	-0.75%
VICI Properties Inc	(785)	(17)	-0.74%
Edison International	(273)	(17)	-0.73%
Quanta Services Inc	(448)	(17)	-0.73%
White Mountains Insurance Grou	(18)	(17)	-0.73%
CyrusOne Inc	(315)	(17)	-0.71%
Conagra Brands Inc	(588)	(16)	-0.71%
Post Holdings Inc	(146)	(16)	-0.69%
Sonoco Products Co	(258)	(16)	-0.69%
Eagle Materials Inc	(188)	(16)	-0.69%
Athene Holding Ltd	(388)	(16)	-0.69%
Equifax Inc	(133)	(16)	-0.69%
NorthStar Realty Europe Corp	(892)	(15)	-0.67%
VEREIT Inc	(1,850)	(15)	-0.67%
DXC Technology Co	(237)	(15)	-0.66%
E*TRADE Financial Corp	(324)	(15)	-0.65%
H&R Block Inc	(628)	(15)	-0.65%

See notes to unaudited consolidated schedule of investments.

47

FS Event Driven Fund

Unaudited Consolidated Schedule of Investments (continued)

As of March 31, 2019

(dollar values in thousands, except share and per share amounts)

(f)	Long basket of U.S. stocks that seeks to monetize 1) uncertainty around announced and potential mergers and acquisitions and 2) information associated with company earnings and filings, based on big data/machine learning signals.

Top Underlying Components	Shares	Notional	Percentage of Notional
Common Stock
Walt Disney Co/The	541	60	2.63%
CSX Corp	551	41	1.80%
Cigna Corp	223	40	1.76%
Zoetis Inc	341	34	1.50%
Accenture PLC	194	34	1.49%
Humana Inc	110	29	1.28%
Illumina Inc	90	28	1.23%
UDR Inc	584	27	1.16%
Colgate-Palmolive Co	383	26	1.15%
Duke Realty Corp	847	26	1.13%
Celgene Corp	274	26	1.13%
Thermo Fisher Scientific Inc	92	25	1.10%
Comerica Inc	342	25	1.10%
Euronet Worldwide Inc	165	24	1.03%
Viacom Inc	815	23	1.00%
MarketAxess Holdings Inc	91	22	0.98%
West Pharmaceutical Services I	200	22	0.96%
UnitedHealth Group Inc	89	22	0.96%
EOG Resources Inc	225	21	0.94%
Agilent Technologies Inc	264	21	0.93%
Rockwell Automation Inc	117	21	0.90%
Principal Financial Group Inc	402	20	0.88%
SVB Financial Group	90	20	0.87%
Unum Group	570	19	0.84%
Netflix Inc	53	19	0.83%
Workday Inc	97	19	0.81%
PACCAR Inc	271	18	0.81%
Genworth Financial Inc	4,816	18	0.81%
Stryker Corp	93	18	0.81%
Cullen/Frost Bankers Inc	187	18	0.80%
Ecolab Inc	102	18	0.78%
Digi International Inc	1,414	18	0.78%
Johnson & Johnson	124	17	0.76%
Caterpillar Inc	128	17	0.76%
WPX Energy Inc	1,305	17	0.75%
ITT Inc	288	17	0.73%
Aspen Technology Inc	160	17	0.73%
Burlington Stores Inc	106	17	0.73%
Charles River Laboratories Int	114	16	0.72%
Keysight Technologies Inc	187	16	0.71%
Xilinx Inc	127	16	0.70%
O'Reilly Automotive Inc	41	16	0.70%
PerkinElmer Inc	167	16	0.70%
IDEXX Laboratories Inc	71	16	0.69%
Apache Corp	451	16	0.68%
Jones Lang LaSalle Inc	101	16	0.68%
NIKE Inc	184	16	0.68%
DTE Energy Co	124	15	0.68%
Cabot Oil & Gas Corp	589	15	0.67%
Toll Brothers Inc	421	15	0.67%

See notes to unaudited consolidated schedule of investments.

48

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the year ended December 31, 2018.

FS Series Trust (the “Trust”) was organized as a Delaware statutory trust under the Delaware Statutory Trust Act on November 28, 2016. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2019, the Trust consists of seven active series, all of which are presented in this report (collectively, the “Funds” and each individually a “Fund”): (i) FS Multi-Strategy Alternatives Fund (“FSMS”) and (ii) FS Managed Futures Fund (“Managed Futures”), FS Global Macro Fund (“Global Macro”), FS Real Asset Fund (“Real Asset”), FS Long/Short Equity Fund (“Long/Short Equity”), FS Market Neutral Fund (“Market Neutral”) and FS Event Driven Fund (“Event Driven” and, collectively with Managed Futures, Global Macro, Real Asset, Long/Short Equity and Market Neutral, the “New Funds” and each individually, a “New Fund”). FS Fund Advisor, LLC (the “Adviser”) serves as the investment adviser of each Fund.

FSMS commenced investment operations on May 16, 2017. Each of the New Funds commenced investment operations on December 31, 2018.

Each Fund represents two classes of shares of beneficial interest of the Trust in a separate portfolio of securities and other assets with their own investment objective and policies.

•	FS Multi-Strategy Alternatives Fund investment objective is to provide shareholders with positive absolute returns over a complete market cycle.

•	FS Managed Futures Fund seeks to provide positive absolute returns with low correlation to traditional investments.

•	FS Global Macro Fund seeks to provide positive returns through capital appreciation and income.

•	FS Real Asset Fund seeks to provide total returns consisting of capital appreciation and income.

•	FS Long/Short Equity Fund seeks to provide equity-like returns through long-short investing within equity markets.

•	FS Market Neutral Fund seeks to provide capital appreciation.

•	FS Event Driven Fund seeks to provide capital appreciation.

Each Fund is classified as a non-diversified, open-end management investment company registered under the 1940 Act. FSMS has elected and each New Fund intends to elect to be treated for U.S. federal income tax purposes, and each Fund intends to qualify annually thereafter, as a regulated investment company (“RIC”) as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

As of March 31, 2019, FSMS had one wholly owned subsidiary, FS Alternatives Fund (Cayman), Managed Futures had one wholly owned subsidiary, FS Managed Futures Fund (Cayman), Global Macro had one wholly owned subsidiary, FS Global Macro Fund (Cayman), and Real Asset had one wholly owned subsidiary FS Real Asset Fund (Cayman), (collectively, the “Subsidiaries”), through which they may gain exposure to commodities. The unaudited consolidated schedule of investments include both the Funds’ accounts and the accounts of the Subsidiaries. All intercompany balances have been eliminated in consolidation.

49

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

The following table summarizes the composition of each Fund’s investment portfolio at cost and fair value as of March 31, 2019:

FS Multi-Strategy Alternatives Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Corporate Bonds	$24,655	$24,689	24%
Convertible Bonds	97	97	0%
Common Stock	23,627	26,711	26%
Short-Term Investments	50,177	50,178	50%
Total	$98,556	$101,675	100%
Investments Sold Short	(14,744)	(15,713)

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Managed Futures Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,004	$2,004	100%
Total	$2,004	$2,004	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Global Macro Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$133	$139	7%
Short-Term Investments	1,870	1,870	93%
Total	$2,003	$2,009	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Real Asset Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Commodity Linked Notes	$600	$626	20%
Short-Term Investments	2,465	2,465	80%
Total	$3,065	$3,091	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Long/Short Equity Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,742	$1,742	100%
Total	$1,742	$1,742	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

FS Market Neutral Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$2,054	$2,054	100%
Total	$2,054	$2,054	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

50

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

FS Event Driven Fund	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Short-Term Investments	$1,976	$1,976	100%
Total	$1,976	$1,976	100%

(1)	Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, a Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of March 31, 2019, none of the Funds “controlled” any of their portfolio companies and none of the Funds are “affiliated person” of any of their portfolio companies, each as defined in the 1940 Act.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets of FSMS in such industries as of March 31, 2019:

51

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

FS Multi-Strategy Alternatives Fund
Industry Classification	Fair Value	Percentage of Portfolio
Retail	$3,966	3.9%
Commercial Services	2,805	2.8%
Home Builders	2,756	2.7%
Chemicals	2,559	2.5%
Telecommunications	2,382	2.3%
Real Estate Investment Trusts	2,328	2.3%
Software	2,214	2.2%
Media Entertainment	2,175	2.1%
Commercial Banks	2,132	2.1%
Diversified Financial Services	2,102	2.1%
Aerospace/Defense	2,041	2.0%
Packaging & Containers	1,952	1.9%
Machinery-Diversified	1,923	1.9%
Transportation	1,908	1.9%
Environmental Control	1,598	1.6%
Healthcare-Services	1,478	1.4%
Healthcare-Products	1,167	1.1%
Financial Services	1,053	1.0%
Beverages	882	0.9%
IT Services	849	0.8%
Advertising	828	0.8%
Lodging	813	0.8%
Agriculture	807	0.8%
Electronics	795	0.8%
Distribution/Wholesale	781	0.8%
Pipelines	772	0.8%
Leisure Time	722	0.7%
Oil & Gas	591	0.6%
Engineering & Construction	564	0.6%
Auto Manufacturers	506	0.5%
Iron/Steel	489	0.5%
Mining	410	0.4%
Internet	396	0.4%
Insurance	394	0.4%
Miscellaneous Manufacturing	391	0.4%
Airlines	297	0.3%
Real Estate	288	0.3%
Exploration & Production	246	0.2%
Food	235	0.2%
Toys/Games/Hobbies	213	0.2%
Gas	199	0.2%
Oil & Gas Services	195	0.2%
Auto Parts & Equipment	177	0.2%
Construction Materials	118	0.1%
Short-Term Investments	50,178	49.3%
Total	$101,675	100.0%

52

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

Under existing accounting guidance, fair value is defined as the price that a Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

The Funds classify the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2019, the Fund’s investments were categorized as follows in the fair value hierarchy:

FS Multi-Strategy Alternatives Fund

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$24,689	$—	$24,689
Convertible Bonds	—	97	—	97
Common Stock	26,711	—	—	26,711
Short-Term Investments	—	50,178	—	50,178
Total Return Index Swaps	—	3,238	—	3,238
Total	$26,711	$78,202	$—	$104,913

Liability Description
Mutual Funds Sold Short	$(11,652)	$—	$—	$(11,652)
Corporate Bonds Sold Short	—	(71)	—	(71)
Common Stocks Sold Short	(3,990)	—	—	(3,990)
Total Return Index Swaps	—	(2,909)	—	(2,909)
Total	$(15,642)	$(2,980)	$—	$(18,622)

FS Managed Futures Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,004	$—	$2,004
Total Return Index Swaps	—	6	—	6
Total	$—	$2,010	$—	$2,010

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

FS Global Macro Fund

Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$139	$—	$139
Short-Term Investments	—	1,870	—	1,870
Total Return Index Swaps	—	—	—	—
Total	$—	$2,009	$—	$2,009

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

53

FS Series Trust

Notes to Unaudited Consolidated Schedule of Investments

(dollar values in thousands)

FS Real Asset Fund

Asset Description	Level 1	Level 2	Level 3	Total
Commodity Linked Notes	$—	$626	$—	$626
Short-Term Investments	—	2,465	—	2,465
Total Return Index Swaps	—	—	—	—
Total	$—	$3,091	$—	$3,091

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

FS Long/Short Equity Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,742	$—	$1,742
Total Return Index Swaps	—	25	—	25
Total	$—	$1,767	$—	$1,767

Liability Description
Total Return Index Swaps	$—	$(53)	$—	$(53)

FS Market Neutral Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$2,054	$—	$2,054
Total Return Index Swaps	—	—	—	—
Total	$—	$2,054	$—	$2,054

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

FS Event Driven Fund

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$1,976	$—	$1,976
Total Return Index Swaps	—	—	—	—
Total	$—	$1,976	$—	$1,976

Liability Description
Total Return Index Swaps	$—	$—	$—	$—

The Funds investments as of March 31, 2019 primarily consisted of OTC Securities, except FSMS’s investments primarily consisted of Exchange-Traded Securities or OTC Securities.  All of the common equity investments, each of which was traded on an active public market, were valued at their closing price as of March 31, 2019. All of the fixed income investments were valued by using the midpoint of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service.

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